Schedule H	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

		Interest	Maturity	Number of	Cost	Current
	Identity of issuer	rate	date	shares/units	value**	value

	Cash equivalents and short-term investments:
	Australian Dollar					$3,166
	Brazil Real					1,413
	Canadian Dollar					8,579
	Chinese Yuan Renminbi					16
*	Collective U.S. Gov't STIF 15					92,100,424
	Czech Koruna					1,748
	Euro					970
	Hong Kong Dollar					40,021
	Iceland Krona					40
	Indian Rupee					41,097
	Israeli Shekel					2,005
	Japanese Yen					28,862
	New Zealand Dollar					1,199
	Norwegian Krone					3,977
	Pound Sterling					10,880
	South African Rand					18
	Swedish Krona					1,454
	Swiss Franc					9
	U.S. Dollar					210,462
	Vietnam Dong					21,581
	Total cash equivalents and short-term investments					$92,477,921

	Collective trust funds:
	BlackRock 0-5 Year U.S. Treasury Inflation Protected Securities Fund F			4,208,707		$57,569,642
	BlackRock EAFE Equity Index Fund F			21,635,635		1,654,275,766
	BlackRock Emerging Markets Index Fund F			38,268,236		690,378,109
	BlackRock Equity Index Fund F			48,377,016		7,072,184,549
	BlackRock LifePath Index 2030 Fund F			16,553,707		608,621,878
	BlackRock LifePath Index 2035 Fund F			20,528,854		776,011,197
	BlackRock LifePath Index 2040 Fund F			19,197,736		853,899,949
	BlackRock LifePath Index 2045 Fund F			25,172,629		1,109,387,948
	BlackRock LifePath Index 2050 Fund F			24,153,461		913,483,909
	BlackRock LifePath Index 2055 Fund F			14,572,152		727,491,365
	BlackRock LifePath Index 2060 Fund F			11,332,063		329,893,357
	BlackRock LifePath Index 2065 Fund F			1,258,308		26,247,174
	BlackRock LifePath Index Retirement Fund F			24,678,064		740,142,015
	BlackRock Mid Capitalization Equity Index Fund F			6,807,258		1,190,227,808
	BlackRock MSCI ACWI ESG Focus Index Fund F			2,759,542		66,400,925
	BlackRock Roll Select Commodity Index Fund F			5,599,751		87,562,746
	BlackRock Russell 1000 Growth Fund F			4,793,417		452,683,591

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
BlackRock Russell 1000 Value Fund F			2,088,943		138,676,749
BlackRock Russell 2000 Index Fund F			7,622,762		642,192,543
BlackRock Russell 3000 Index Fund F			13,224,451		1,871,320,705
BlackRock U.S Treasury Inflation Protected Securities Fund F			14,101,760		368,271,684
BlackRock U.S. Debt Index Fund F			42,416,016		1,520,499,649
FIAM Group Trust for Employee Benefit Plans Core Plus Commingled Pool			1,319,373		32,588,506
Fidelity FIAM Concentrated Emerging Markets			600,966		44,705,868
LS CIT Core Plus Fixed Income			1,826,054		32,595,068
Schroder Collective Investment Trust			5,859,458		136,583,973
Total collective trust funds					$22,143,896,673

U.S. equities:
A10 Networks Inc			16,856		$298,176
Aaon Inc			908		69,215
Aar Corp			9,886		818,485
Abercrombie & Fitch Co			2,400		302,046
Abm Industries Inc			7,428		314,191
Academy Sports & Outdoors Inc			7,956		397,480
Acadia Pharmaceuticals Inc			2,057		54,946
Acadia Realty Trust			127,974		2,628,588
Aci Worldwide Inc			4,285		204,868
Adapthealth Corp			31,956		318,278
Adaptive Biotechnologies Corp			29,077		472,205
Addus Homecare Corp			10,676		1,146,515
Adeia Inc			31,976		551,579
Adma Biologics Inc			9,107		166,118
Advanced Energy Industries Inc			8,089		1,693,546
Affiliated Managers Group Inc			577		166,395
Agilysys Inc			8,910		1,058,821
Agree Realty Corp			9,169		660,416
Alamo Group Inc			148		24,810
Alarm.Com Holdings Inc			1,626		82,945
Alexandria Real Estate Equities			3,475		170,046
Allegro Microsystems Inc			29,559		779,766
Allison Transmission Holdings			1,210		118,490
Alpha Metallurgical Resources			461		92,217
American Eagle Outfitters Inc			15,379		405,535
American Healthcare Reit Inc			14,652		689,507
American Homes 4 Rent			72,306		2,321,016
Americold Realty Trust Inc			100,043		1,286,547
Ameris Bancorp			14,280		1,060,589
Api Group Corp			6,178		236,387
Apogee Therapeutics Inc			1,770		133,565
Appfolio Inc			1,204		280,187
Applied Digital Corp			1,393		34,158

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Applied Industrial Technologies			876		224,875
Arcbest Corp			8,089		600,106
Arcellx Inc			1,859		121,234
Archer Aviation Inc			2,497		18,774
Archrock Inc			13,364		347,743
Arcutis Biotherapeutics Inc			1,488		43,210
Argan Inc			196		61,326
Arrow Electronics Inc			2,947		324,691
Arrowhead Pharmaceuticals Inc			1,432		95,071
Asbury Automotive Group Inc			320		74,306
Astera Labs Inc			218		36,216
Ati Inc			1,812		208,001
Atmus Filtration Technologies			7,120		369,605
Avalonbay Communities Inc			3,685		668,207
Avnet Inc			8,275		397,839
Axcelis Technologies Inc			6,464		519,320
Axos Financial Inc			3,859		332,461
Axsome Therapeutics Inc			9,215		1,683,066
Azz Inc			3,806		407,897
Badger Meter Inc			787		137,245
Balchem Corp			620		95,105
Bancorp Inc/The			3,586		242,128
Beam Therapeutics Inc			4,889		135,529
Bel Fuse Inc			1,723		292,206
Belden Inc			7,138		831,945
Bellring Brands Inc			20,072		536,528
Benchmark Electronics Inc			6,714		287,077
Beone Medicines Ltd			9,567		220,393
Beta Technologies Inc			983		27,720
Bgc Group Inc			53,264		475,648
Bicara Therapeutics Inc			1,706		28,706
Bill Holdings Inc			4,219		230,112
Billiontoone Inc			227		18,552
BJ's Wholesale Club Holdings Inc			5,692		512,460
Blackline Inc			958		52,950
Bloom Energy Corp			3,470		301,524
Boot Barn Holdings Inc			5,568		982,633
Booz Allen Hamilton Holding Co			1,423		120,046
Boyd Gaming Corp			5,982		509,880
Bridgebio Pharma Inc			27,483		2,102,163
Brightspring Health Services Inc			9,394		351,804
Brinker International Inc			827		118,670
Brink's Co/The			7,839		915,060
Bristow Group Inc			5,019		183,797
Brixmor Property Group Inc			64,931		1,702,488
Broadridge Financial Solutions			210		46,801
Broadstone Net Lease Inc			37,055		643,650

		Interest	Maturity	Number of	Cost	Current
	Identity of issuer	rate	date	shares/units	value**	value
	Build-A-Bear Workshop Inc			1,360		83,334
	Bwx Technologies Inc			714		123,409
	Bxp Inc			24,966		1,684,683
	Byline Bancorp Inc			10,770		313,947
	Cabot Corp			1,912		126,750
	Caci International Inc			99		52,675
	Cadence Bank			9,033		386,993
	Callaway Golf Co			47,734		557,053
	Cargurus Inc			15,822		606,775
	Caris Life Sciences Inc			788		21,258
	Carpenter Technology Corp			510		160,660
	Cars.Com Inc			3,192		38,937
	Casey's General Stores Inc			211		116,460
	Castle Biosciences Inc			36,649		1,425,651
	Catalyst Pharmaceuticals Inc			16,032		374,181
	Cava Group Inc			10,112		593,471
	Cavco Industries Inc			1,146		677,230
	Ccc Intelligent Solutions Hold			28,500		226,579
	Celcuity Inc			743		74,104
	Celldex Therapeutics Inc			2,390		64,904
	Centrus Energy Corp			688		167,030
	Cg Oncology Inc			3,732		154,945
	Chord Energy Corp			5,193		481,372
	Churchill Downs Inc			732		83,285
	Cirrus Logic Inc			3,200		379,148
*	Citigroup Inc			9,205,079		1,074,140,656
	Clearwater Analytics Holdings			53,292		1,285,404
	Cno Financial Group Inc			22,205		943,054
	Coca-Cola Consolidated Inc			2,978		456,507
	Coeur Mining Inc			14,745		262,895
	Cogent Biosciences Inc			3,829		135,995
	Cognex Corp			5,759		207,209
	Collegium Pharmaceutical Inc			23,767		1,100,413
	Columbia Banking System Inc			13,530		378,170
	Commercial Metals Co			25,873		1,790,935
	Commvault Systems Inc			1,666		208,811
	Concentra Group Holdings Parent Inc			4,085		80,399
	Concentrix Corp			6,314		262,546
	Conmed Corp			513		20,839
	Core Scientific Inc			1,722		25,067
	Corvel Corp			996		67,373
	Coupang Inc			117,204		2,764,840
	Cousins Properties Inc			77,275		1,992,141
	Covista Inc			6,255		647,238
	Crane Co			709		130,764
	Crinetics Pharmaceuticals Inc			4,925		229,266
	Crocs Inc			884		75,580

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Csw Industrials Inc			641		188,185
Cto Realty Growth Inc			17,750		326,771
Cubesmart			25,876		932,831
Curtiss-Wright Corp			2,106		1,161,017
Cytokinetics Inc			16,303		1,035,916
Darling Ingredients Inc			17,476		629,127
Deckers Outdoor Corp			618		64,083
Denali Therapeutics Inc			36,768		607,039
Dianthus Therapeutics Inc			575		23,704
Digital Realty Trust Inc			30,887		4,778,457
Digitalbridge Group Inc			39,287		602,658
Disc Medicine Inc			1,619		128,545
Dnow Inc			12,899		170,913
Dorman Products Inc			1,412		173,949
Doubleverify Holdings Inc			26,950		308,303
Douglas Emmett Inc			64,758		711,691
Duolingo Inc			338		59,237
Dutch Bros Inc			2,375		145,379
Dycom Industries Inc			5,572		1,882,869
Dyne Therapeutics Inc			3,496		68,385
Eagle Materials Inc			443		91,639
Element Solutions Inc			13,340		333,379
Elf Beauty Inc			2,030		154,375
Emcor Group Inc			81		49,486
Employers Holdings Inc			5,347		230,812
Encompass Health Corp			2,384		253,005
Enersys			11,883		1,743,758
Enova International Inc			1,446		227,310
Ensign Group Inc/The			2,538		442,203
Entegris Inc			7,258		611,480
Eos Energy Enterprises Inc			1,545		17,704
Epam Systems Inc			1,305		267,407
Eplus Inc			984		86,265
Equinix Inc			9,699		7,431,187
Equitable Holdings Inc			5,040		240,156
Equity Lifestyle Properties Inc			38,379		2,326,172
Equity Residential			21,697		1,367,774
Esab Corp			3,242		362,140
Esco Technologies Inc			622		121,559
Essential Properties Realty Trust			33,624		997,285
Essex Property Trust Inc			10,593		2,771,882
Euronet Worldwide Inc			3,910		297,558
Everpure Inc			638		42,760
Exact Sciences Corp			4,194		425,961
Exlservice Holdings Inc			3,803		161,388
Extra Space Storage Inc			23,438		3,052,060
Federal Agricultural Mortgage			4,054		711,826

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Federal Realty Investment Trust			14,244		1,435,806
Federal Signal Corp			3,201		347,549
Ferguson Enterprises Inc			11,263		2,507,459
First Advantage Corp			29,498		428,607
First American Financial Corp			8,747		537,407
First Horizon Corp			60,017		1,434,399
First Industrial Realty Trust			22,334		1,279,050
Firstcash Holdings Inc			8,876		1,414,606
Fluence Energy Inc			1,416		28,009
Fluor Corp			1,119		44,364
Fnb Corp/Pa			66,707		1,140,697
Freshworks Inc			6,321		77,435
Frontdoor Inc			16,793		968,770
Fti Consulting Inc			796		135,963
Galaxy Digital Inc			2,477		55,521
Gaming And Leisure Properties			29,905		1,336,465
Gibraltar Industries Inc			4,107		203,065
Gitlab Inc			1,483		55,655
Globus Medical Inc			2,538		221,634
Grail Inc			253		21,624
Grand Canyon Education Inc			4,518		751,344
Granite Construction Inc			6,850		790,204
Graphic Packaging Holding Co			27,961		421,096
Green Brick Partners Inc			5,830		365,302
Griffon Corp			7,643		562,936
Group 1 Automotive Inc			1,850		727,775
Guardant Health Inc			4,096		418,398
Guardian Pharmacy Services Inc			15,738		473,561
Gulfport Energy Corp			7,185		1,494,414
Gxo Logistics Inc			1,813		95,462
H&R Block Inc			2,325		101,314
Haemonetics Corp			5,965		478,072
Halozyme Therapeutics Inc			5,985		402,770
Hamilton Lane Inc			7,596		1,020,280
Hancock Whitney Corp			8,295		528,257
Harmony Biosciences Holdings Inc			6,947		259,970
Healthcare Realty Trust Inc			76,763		1,301,127
Healthequity Inc			2,599		238,130
Healthpeak Properties Inc			48,504		779,949
Heartflow Inc			773		22,531
Helix Energy Solutions Group Inc			82,486		517,184
Heritage Commerce Corp			24,192		290,551
Hexcel Corp			2,220		164,052
Highwoods Properties Inc			60,434		1,560,406
Hims & Hers Health Inc			1,847		59,986
Hni Corp			7,503		315,409
Home Bancshares Inc/Ar			10,885		302,382

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Hubspot Inc			249		99,785
Huron Consulting Group Inc			13,237		2,288,745
Ideaya Biosciences Inc			669		23,130
Ies Holdings Inc			240		93,235
Immunome Inc			29,617		636,171
Immunovant Inc			650		16,525
Impinj Inc			791		137,625
Independent Bank Corp/Mi			6,591		214,400
Ingevity Corp			9,886		585,070
Ingredion Inc			3,537		390,000
Insmed Inc			13,353		2,324,037
Inspire Medical Systems Inc			393		36,288
Installed Building Products Inc			1,494		387,510
Interdigital Inc			3,439		1,094,981
International Bancshares Corp			1,022		67,874
Interparfums Inc			845		71,667
Inventrust Properties Corp			26,363		743,712
Invitation Homes Inc			39,205		1,089,500
Ionis Pharmaceuticals Inc			1,250		98,908
Ionq Inc			4,747		213,016
Irhythm Holdings Inc			208		36,856
Iron Mountain Inc			15,941		1,322,300
Itron Inc			1,994		185,184
Ivanhoe Electric Inc / Us			3,369		53,842
Janus International Group Inc			39,318		257,143
Janux Therapeutics Inc			767		10,584
Jbt Marel Corp			1,133		170,773
Jefferson Capital Inc			15,958		356,498
Kadant Inc			828		235,954
Karman Holdings Inc			3,345		244,780
Kbr Inc			9,341		375,510
Kimco Realty Corp			71,054		1,440,257
Kinetik Holdings Inc			15,279		550,800
Kirby Corp			1,352		148,977
Knife River Corp			2,302		161,932
Kontoor Brands Inc			6,445		393,728
Korn Ferry			4,362		287,976
Kratos Defense & Security Solutions			7,965		604,619
Krystal Biotech Inc			447		110,297
Kymera Therapeutics Inc			3,561		277,086
Ladder Capital Corp			29,759		327,048
Lamar Advertising Co			11,410		1,444,329
Landstar System Inc			1,759		252,705
Lantheus Holdings Inc			3,280		218,314
Lattice Semiconductor Corp			3,581		263,492
Laureate Education Inc			39,127		1,317,418
Lazard Inc			27,243		1,322,929

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Lci Industries			2,858		346,794
Lear Corp			2,571		294,686
Legalzoom.Com Inc			43,248		429,452
Lemaitre Vascular Inc			1,262		102,368
Lenz Therapeutics Inc			998		15,962
Leonardo Drs Inc			3,046		103,830
Liberty Live Holdings Inc			1,651		137,273
Life Time Group Holdings Inc			38,646		1,027,220
Lifestance Health Group Inc			56,721		399,318
Lincoln National Corp			30,258		1,347,389
Lindblad Expeditions Holdings			28,560		411,840
Linde Plc			805		342,394
Littelfuse Inc			754		190,690
Liveramp Holdings Inc			14,236		418,118
Louisiana-Pacific Corp			5,546		447,919
Lumexa Imaging Holdings Inc			13,510		249,940
Lyft Inc			23,268		450,695
Macom Technology Solutions Holdings Inc			1,309		224,237
Madrigal Pharmaceuticals Inc			452		263,434
Magnite Inc			48,120		780,991
Manhattan Associates Inc			704		122,014
Marqeta Inc			21,107		100,257
Masterbrand Inc			24,990		275,893
Matador Resources Co			1,602		67,979
Matson Inc			3,323		410,604
Maximus Inc			5,175		446,690
Medpace Holdings Inc			259		145,266
Mercadolibre Inc			2,259		4,549,246
Merit Medical Systems Inc			2,825		249,002
Mid-America Apartment Community			27,937		3,880,672
Mineralys Therapeutics Inc			2,101		76,248
Mirum Pharmaceuticals Inc			1,998		157,840
Mks Inc			1,259		201,228
Modine Manufacturing Co			16,923		2,259,324
Moelis & Co			1,470		101,045
Monolithic Power Systems Inc			170		153,868
Monte Rosa Therapeutics Inc			3,044		47,726
Montrose Environmental Group Inc			26,463		657,083
Moog Inc			494		120,390
Mp Materials Corp			8,434		426,100
Mueller Industries Inc			2,626		301,506
Mueller Water Products Inc			46,735		1,113,231
Murphy Usa Inc			846		341,308
Myr Group Inc			5,692		1,243,724
Natera Inc			7,124		1,632,063
National Bank Holdings Corp			8,588		326,433
Navan Inc			1,832		31,298

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Ncino Inc			1,151		29,522
Ncr Voyix Corp			23,107		235,691
Netskope Inc			39,545		693,621
Netstreit Corp			41,091		724,853
Neurocrine Biosciences Inc			680		96,452
Newmark Group Inc			48,533		841,556
Newmarket Corp			254		174,322
Nexstar Media Group Inc			677		137,477
Nextpower Inc			5,461		475,744
Nicolet Bankshares Inc			2,861		347,043
Nnn Reit Inc			43,694		1,731,579
Northeast Bank			3,272		340,107
Nurix Therapeutics Inc			2,805		53,213
Nuvalent Inc			2,342		235,557
Oge Energy Corp			5,163		220,453
Okta Inc			1,026		88,682
Old Second Bancorp Inc			11,521		224,660
Ollie's Bargain Outlet Holding			876		95,995
Omega Healthcare Investors Inc			21,399		948,838
Omnicell Inc			6,504		294,630
Onemain Holdings Inc			10,485		708,292
Onto Innovation Inc			941		148,498
Option Care Health Inc			21,033		670,105
Oric Pharmaceuticals Inc			3,697		30,240
Oscar Health Inc			3,191		45,849
Osi Systems Inc			2,268		578,438
Outfront Media Inc			18,077		435,666
Palomar Holdings Inc			1,166		157,182
Park Hotels & Resorts Inc			30,679		320,899
Parsons Corp			11,983		740,572
Patterson-Uti Energy Inc			146,867		897,358
Payoneer Global Inc			40,111		225,426
Pediatrix Medical Group Inc			12,001		256,709
Pegasystems Inc			2,459		146,827
Pennymac Financial Services Inc			3,763		496,085
Pennymac Mortgage Investment Trust			17,991		225,787
Penumbra Inc			811		252,109
Performance Food Group Co			8,588		772,240
Permian Resources Corp			14,615		205,044
Philip Morris International Inc			29,174		4,679,493
Photronics Inc			15,197		486,301
Pinnacle Financial Partners Inc			10,777		1,028,237
Pinterest Inc			4,250		110,035
Planet Fitness Inc			2,117		229,638
Powell Industries Inc			121		38,519
Power Integrations Inc			1,101		39,146
Praxis Precision Medicines Inc			531		156,584

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Preferred Bank/Los Angeles Ca			5,622		530,904
Prestige Consumer Healthcare Inc			2,062		127,213
Pricesmart Inc			4,465		547,697
Primerica Inc			567		146,545
Primoris Services Corp			8,708		1,081,000
Privia Health Group Inc			43,739		1,037,059
Procept Biorobotics Corp			848		26,673
Procore Technologies Inc			1,178		85,714
Progress Software Corp			1,578		67,783
Prologis Inc			77,939		9,949,675
Protagonist Therapeutics Inc			571		49,889
Ptc Inc			1,379		240,251
Ptc Therapeutics Inc			1,821		138,359
Public Storage			5,899		1,530,765
Pvh Corp			8,688		582,266
Q2 Holdings Inc			2,238		161,486
Qorvo Inc			2,582		218,240
Qualys Inc			679		90,247
Radnet Inc			19,125		1,364,601
Rambus Inc			7,400		679,961
Range Resources Corp			13,344		470,526
Rbc Bearings Inc			139		62,245
Realty Income Corp			30,173		1,700,854
Redwood Trust Inc			39,960		220,976
Regal Rexnord Corp			3,994		560,502
Regency Centers Corp			17,743		1,224,777
Reliance Worldwide Corp Ltd			43,255		111,341
Repligen Corp			694		113,725
Replimune Group Inc			9,418		91,542
Revolution Medicines Inc			1,561		124,320
Rexford Industrial Realty Inc			64,958		2,515,183
Rhythm Pharmaceuticals Inc			1,837		196,681
Rigetti Computing Inc			2,803		62,089
Riot Platforms Inc			32,655		413,735
Rpm International Inc			1,704		177,178
Ryman Hospitality Properties Inc			21,180		2,004,080
Sabra Health Care Reit Inc			48,133		911,643
Saia Inc			628		205,096
Scholar Rock Holding Corp			4,700		207,056
Servicetitan Inc			8,289		882,725
Sezzle Inc			1,705		108,202
Shift4 Payments Inc			1,071		67,410
Shoals Technologies Group Inc			3,818		32,450
Simon Property Group Inc			29,957		5,545,375
Simply Good Foods Co/The			2,573		51,674
Simpson Manufacturing Co Inc			1,095		176,887
Siteone Landscape Supply Inc			1,717		213,822

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Sitime Corp			5,380		1,899,997
Skyward Specialty Insurance Group			4,395		224,623
Sl Green Realty Corp			9,792		449,168
Smartstop Self Storage Reit Inc			2,255		69,766
Solaris Energy Infrastructure			27,462		1,262,423
Soleno Therapeutics Inc			2,361		109,301
Southwest Gas Holdings Inc			19,373		1,550,236
Sprouts Farmers Market Inc			418		33,335
Sps Commerce Inc			854		76,101
Spx Technologies Inc			8,160		1,632,424
Spyre Therapeutics Inc			1,633		53,488
Stag Industrial Inc			32,091		1,179,654
Stagwell Inc			47,416		231,865
Stepstone Group Inc			2,227		142,901
Sterling Infrastructure Inc			7,231		2,214,338
Steven Madden Ltd			7,070		294,403
Stifel Financial Corp			9,786		1,225,455
Stoke Therapeutics Inc			1,469		46,625
Stonex Group Inc			11,414		1,085,829
Stride Inc			11,458		743,974
Sun Communities Inc			4,102		508,297
Sun Country Airlines Holdings			6,125		88,132
Sunstone Hotel Investors Inc			88,803		793,902
Synaptics Inc			1,021		75,544
Taylor Morrison Home Corp			27,679		1,629,438
Td Synnex Corp			6,331		951,138
Teledyne Technologies Inc			686		350,385
Tenet Healthcare Corp			1,747		347,080
Teradata Corp			1,262		38,423
Tg Therapeutics Inc			2,242		66,831
Tidewater Inc			6,208		313,585
Tko Group Holdings Inc			4,951		1,034,786
Topbuild Corp			275		114,568
Toro Co/The			1,866		146,924
Tpg Inc			1,431		91,356
Transmedics Group Inc			1,256		152,824
Travel + Leisure Co			1,426		100,577
Travere Therapeutics Inc			1,429		54,603
Trex Co Inc			17,875		627,062
Ufp Technologies Inc			770		170,948
Ultragenyx Pharmaceutical Inc			1,819		41,848
Umb Financial Corp			14,053		1,616,714
United Parks & Resorts Inc			961		34,872
Universal Technical Institute			4,085		106,750
Upwork Inc			48,417		959,621
Uranium Energy Corp			26,022		303,936
Urban Outfitters Inc			4,802		361,424

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Valmont Industries Inc			570		229,406
Valvoline Inc			9,023		262,222
Varonis Systems Inc			28,261		926,953
Vaxcyte Inc			846		39,026
Ventas Inc			67,289		5,206,843
Vera Therapeutics Inc			4,276		216,540
Verra Mobility Corp			2,598		58,230
Vertex Inc			27,969		558,544
Via Transportation Inc			15,778		457,723
Viking Therapeutics Inc			10,186		358,339
Viper Energy Inc			17,205		664,634
Viridian Therapeutics Inc			3,409		106,096
Visteon Corp			9,881		939,710
Vital Farms Inc			28,508		910,559
Vontier Corp			6,418		238,625
Voya Financial Inc			10,148		755,918
Vse Corp			151		26,052
Warrior Met Coal Inc			2,686		236,849
Watts Water Technologies Inc			1,463		403,809
Waystar Holding Corp			5,245		171,765
Webster Financial Corp			21,111		1,328,707
Welltower Inc			30,592		5,678,135
Wesco International Inc			5,792		1,416,945
Wex Inc			1,689		251,576
Wingstop Inc			683		162,901
Wintrust Financial Corp			11,823		1,653,035
Woodward Inc			601		181,744
Workiva Inc			1,905		164,337
World Kinect Corp			18,245		427,473
Wsfs Financial Corp			5,082		280,727
Wyndham Hotels & Resorts Inc			3,085		233,081
Xencor Inc			3,391		51,919
Total U.S. equities					$1,360,581,565

Non-U.S. equities:
3I Group Plc			108,287		$4,752,619
77 Bank Ltd/The			3,496		168,172
A&D Holon Holdings Co Ltd			1,798		23,408
A2 Milk Co Ltd/The			50,458		309,899
A2A Spa			154,445		419,006
Aalberts Nv			4,811		158,544
Ab Dynamics Plc			1,295		22,476
Abb Ltd			16,076		1,201,670
Abc-Mart Inc			16,379		277,595
Abhotel Co Ltd			1,398		13,871
Abivax Sa			4,793		646,407
Abu Dhabi Islamic Bank Pjsc			57,380		324,326

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Ac Immune Sa			2,578		8,094
Academedia Ab			55,822		598,868
Accelleron Industries Ag			4,846		376,477
Accton Technology Corp			10,963		413,447
Achilles Corp			1,598		14,742
Adesso Se			860		89,580
Ad-Sol Nissin Corp			4,594		47,658
Advanced Media Inc			2,297		15,783
Adways Inc			7,990		13,457
Adyen Nv			1,834		2,961,603
Aedas Homes Sa			5,362		150,514
Aeon Financial Service Co Ltd			20,474		226,627
Aeris Resources Ltd			200,917		80,389
Afentra Plc			70,108		39,040
Agfa-Gevaert Nv			25,801		15,272
Ags Corp			1,198		10,078
Aia Group Ltd			462,875		4,751,555
Aib Group Plc			195,169		2,108,790
Aichi Financial Group Inc			3,895		114,309
Aiful Corp			153,806		548,517
Air France-Klm			7,310		99,285
Air Liquide Sa			17,694		3,330,264
Airtac International Group			5,992		177,367
Airtel Africa Plc			29,767		142,217
Airtrip Corp			7,291		35,304
Aj Bell Plc			61,630		365,735
Aker Solutions Asa			148,805		456,143
Akwel Sadir			1,060		10,205
Al Sydbank			443		39,745
Alamos Gold Inc New			1,205		46,604
Alandsbanken Abp			333		17,616
Aldar Properties Pjsc			150,133		355,620
Alfa Financial Software Holdin			92,408		263,503
Algonquin Power & Utilities Co			150,791		927,363
Alibaba Group Holding Ltd			249,856		4,583,979
Alimak Group Ab			1,800		28,346
Alk-Abello A/S			3,115		111,973
Alkane Resources Ltd			296,805		266,208
Alkermes Plc			6,157		172,286
Allianz Se			3,386		1,552,826
Alligo Ab			38		528
Allreal Holding Ag			518		133,471
Allwyn Ag			8,350		187,297
Alphamin Resources Corp			185,036		160,637
Alphapolis Co Ltd			1,298		13,576
Alps Alpine Co Ltd			4,794		60,970
Als Ltd			28,989		426,068

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Alsok Co Ltd			6,192		48,650
Alvotech Sa			11,360		58,234
Alzchem Group Ag			498		90,723
Amadeus It Group Sa			37,937		2,799,845
Amano Corp			6,791		182,497
Amaze Co Ltd			1,099		9,161
Ambea Ab			61,770		946,771
Amcor Plc			114,202		955,751
Amplifon Spa			26,455		427,207
Ampol Ltd			10,744		228,776
Ams-Osram Ag			9,397		93,111
Analyst Ims Investment Managem			2,767		156,940
And St Hd Co Ltd			2,996		54,956
Anest Iwata Corp			2,996		31,234
Anglo American Plc			34,162		1,417,564
Anritsu Corp			18,776		268,866
Antofagasta Plc			8,740		385,479
Aon Plc			11,618		4,099,664
Apollo Hospitals Enterprise Lt			2,285		179,057
Arad Ltd			1,627		26,208
Arakawa Chemical Industries Lt			1,698		13,215
Arca Continental Sab De Cv			103,858		1,123,522
Arch Capital Group Ltd			32,249		3,093,302
Archosaur Games Inc			493,377		102,054
Argo Graphics Inc			7,191		74,366
Aris Mining Corp			14,182		230,307
Aritzia Inc			3,237		277,112
Arjo Ab			2,948		10,240
Arla Plast Ab			2,556		13,584
Aroa Biosurgery Ltd			62,551		30,867
Aroundtown Sa			25,642		79,744
Ascendis Pharma A/S			470		100,297
Aselsan Elektronik Sanayi Ve T			75,571		407,547
Asia Commercial Bank Jsc			348,135		317,691
Asia Vital Components Co Ltd			9,966		478,945
Asker Healthcare Group Ab			33,228		304,209
Asm International Nv			3,709		2,254,552
Asml Holding Nv			4,655		4,979,842
Aspeed Technology Inc			2,990		690,822
Assured Guaranty Ltd			8,971		806,183
Astral Ltd			23,752		366,932
Astrazeneca Plc			16,710		3,099,403
Atkinsrealis Group Inc			6,308		407,727
Atrenew Inc			30,994		164,267
Atria Oyj			1,826		32,806
Ats Corporation			6,119		168,790
Attendo Ab			18,924		168,122

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Aucnet Inc			6,192		81,814
Auction Technology Group Plc			73,528		275,928
Audiocodes Ltd			2,521		22,007
Aurelia Metals Ltd			430,549		71,778
Aurubis Ag			529		77,212
Avant Group Corp			8,389		93,665
Avanza Bank Holding Ab			1,975		75,628
Awa Bank Ltd/The			6,891		192,786
Axalta Coating Systems Ltd			4,172		134,804
Axial Retailing Inc			2,397		17,632
Axis Capital Holdings Ltd			5,856		627,105
Axyz Co Ltd			499		13,205
Azkoyen Sa			1,501		15,338
Badger Infrastructure			10,592		565,066
Bae Systems Plc			231,418		5,335,140
Baioo Family Interactive Ltd			257,674		13,242
Bajaj Finance Ltd			80,854		887,712
Balfour Beatty Plc			7,550		72,207
Banca Ifis Spa			1,520		45,310
Banco Btg Pactual Sa			90,192		865,426
Banco Santander Chile			3,175,884		250,457
Banco Santander Sa			173,751		2,054,899
Bandai Namco Holdings Inc			25,117		668,533
Bang & Olufsen A/S			3,069		6,563
Bank Central Asia Tbk Pt			1,113,503		539,222
Bank Hapoalim Bm			77,838		1,759,656
Bank Mandiri Persero Tbk Pt			2,949,570		902,117
Bank Of Ireland Group Plc			40,647		781,710
Bank Of Iwate Ltd/The			5,992		198,798
Bankinter Sa			90,611		1,506,340
Basler Ag			1,396		25,089
Bastide Le Confort Medical			530		14,948
Bavarian Nordic A/S			308		9,231
Bawag Group Ag			21,215		3,214,187
Bdo Unibank Inc			136,144		311,477
Beach Energy Ltd			32,259		25,277
Bechtle Ag			4,925		252,641
Beiersdorf Ag			26,983		2,968,749
Beijer Ref Ab			14,139		228,679
Beijing Huafeng Test & Control			6,579		179,055
Bell-Park Co Ltd			1,898		32,130
Bendigo & Adelaide Bank Ltd			41,335		289,974
Beneteau Saca			23,357		227,824
Best Pacific International Hol			187,763		78,642
Bezeq The Israeli Telecommunic			64,814		144,368
Bharat Electronics Ltd			107,461		477,765
Bharti Airtel Ltd			104,101		2,438,761

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Bicycle Therapeutics Plc			26,463		187,360
Big Yellow Group Plc			30,241		425,464
Biohaven Ltd			3,710		41,884
Biprogy Inc			10,686		369,113
Birkenstock Holding Plc			3,320		135,804
Bizlink Holding Inc			11,040		534,068
Blue Star Ltd			11,495		221,355
Bnp Paribas Sa			27,920		2,649,159
Bonduelle Sca			4,723		58,243
Bosideng International Holding			287,637		164,818
Bossard Holding Ag			793		156,748
Boyd Group Inc			3,096		493,146
Bravida Holding Ab			12,259		119,343
Bravura Solutions Ltd			190,480		326,446
Bridgepoint Group Plc			74,400		284,003
British American Tobacco Plc			40,971		2,322,255
Brother Industries Ltd			13,483		268,550
Bucher Industries Ag			472		219,729
Bukit Sembawang Estates Ltd			2,697		10,023
Bunka Shutter Co Ltd			10,786		140,864
Bureau Veritas Sa			66,543		2,124,149
Burelle Sa			32		15,615
Business Brain Showa-Ota Inc			599		13,610
Business Engineering Corp			3,995		43,455
C&D International Investment G			63,919		128,520
Cairn Homes Plc			12,534		30,619
Caisse Regionale De Credit Agr			121		18,025
Caltagirone Spa			2,685		29,322
Camurus Ab			4,108		274,484
Canadian National Railway Co			11,994		1,185,655
Canadian Natural Resources Ltd			56,833		1,927,526
Canadian Pacific Kansas City L			41,090		3,025,431
Canon Marketing Japan Inc			2,197		96,457
Canox Corp			999		12,845
Capgemini Se			20,980		3,505,016
Capital Ltd			9,702		14,876
Capitec Bank Holdings Ltd			4,206		1,054,790
Capral Ltd			2,451		19,613
Capricorn Metals Ltd			20,836		199,800
Capstone Copper Corp			30,685		308,475
Carel Industries Spa			14,717		424,343
Carlsberg As			12,431		1,632,558
Carmila Sa			10,113		201,917
Carnival Plc			6,328		191,928
Carpenter Tan Holdings Ltd			51,435		52,337
Cegedim Sa			2,080		33,107
Cellavision Ab			1,406		23,979

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Cellebrite Di Ltd			4,396		79,268
Centessa Pharmaceuticals Plc			2,297		57,443
Central Automotive Products Lt			3,196		38,414
Central Depository Services In			9,936		159,589
Central Glass Co Ltd			9,987		222,055
Central Security Patrols Co Lt			2,397		46,565
Centurion Corp Ltd			13,583		14,153
Check Point Software Technolog			10,256		1,903,143
China Jushi Co Ltd			122,745		300,357
China Leon Inspection Holding			373,528		105,097
China Merchants Commercial Rea			192,756		30,708
China Resources Mixc Lifestyle			64,918		358,139
China Xinhua Education Group L			561,291		40,383
China Yuchai International Ltd			536		19,039
Chroma Ate Inc			11,959		294,979
Chuo Gyorui Co Ltd			499		11,597
Cia De Saneamento Basico Do Es			9,851		239,797
Cicor Technologies Ltd			1,026		164,423
Cie Automotive Sa			2,484		86,786
Cie De Saint-Gobain Sa			26,986		2,756,095
Cie Financiere Richemont Sa			18,992		4,124,517
Cie Generale Des Etablissement			24,064		800,087
Citizen Watch Co Ltd			6,492		52,847
Ckd Corp			12,984		253,468
Clas Ohlson Ab			9,089		299,112
Cmoc Group Ltd			104,643		258,667
Cnooc Energy Technology & Serv			170,485		93,682
Cochlear Ltd			1,195		207,801
Codan Ltd			1,189		22,532
Cognyte Software Ltd			35,293		331,758
Cogstate Ltd			15,852		23,890
Colonial Sfl Socimi Sa			18,717		120,135
Colopl Inc			8,290		22,688
Columbus A/S			6,401		9,602
Compass Group Plc			139,838		4,446,438
Construcciones Y Auxiliar De F			261		18,032
Contemporary Amperex Technolog			45,348		2,383,274
Core Corp			2,996		39,568
Cosmo Energy Holdings Co Ltd			4,195		111,728
Costain Group Plc			236,229		507,114
Cover Corp			28,464		274,026
Craftsman Automation Ltd			737		63,059
Credicorp Ltd			1,912		548,881
Creditaccess Grameen Ltd			15,281		216,529
Credito Emiliano Spa			4,981		89,382
Credo Technology Group Holding			15,752		2,266,575
Croda International Plc			50,766		1,840,210

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Cross Marketing Group Inc			2,597		10,387
Cts Co Ltd			11,585		77,460
Cummins India Ltd			4,361		215,166
Curves Holdings Co Ltd			11,485		58,693
Cury Construtora E Incorporado			25,214		148,300
Custodian Property Income Reit			25,437		29,595
Cyberagent Inc			45,043		384,495
Cyberark Software Ltd			106		47,217
Dah Sing Banking Group Ltd			67,914		93,100
Dah Sing Financial Holdings Lt			4,394		19,964
Daicel Corp			30,961		276,336
Daiei Kankyo Co Ltd			9,089		225,263
Dai-Ichi Cutter Kogyo Kk			3,995		35,733
Daikin Industries Ltd			11,263		1,442,847
Dainichi Co Ltd			3,895		23,756
Daitron Co Ltd			2,397		37,114
Daiwa House Reit Investment Co			64		58,396
Daiwa Industries Ltd			2,497		25,328
Daiwabo Holdings Co Ltd			11,885		233,613
Danieli & C Officine Meccanich			3,765		223,758
Dassault Systemes Se			19,908		557,414
Db Insurance Co Ltd			2,414		219,686
Dbs Group Holdings Ltd			36,460		1,597,885
De' Longhi Spa			6,303		270,195
Definity Financial Corp			6,587		364,856
Delek Group Ltd			340		90,659
Delta Electronics Inc			33,884		1,038,517
Denso Corp			101,167		1,392,822
Descartes Sys Group Inc			5,611		492,876
Descartes Systems Group Inc/Th			2,845		249,397
Deutsche Boerse Ag			17,182		4,514,237
Deutz Ag			15,129		151,029
Dfs Furniture Plc			12,978		30,373
Dgl Group Ltd/Au			45,285		7,550
Diploma Plc			2,894		206,136
Direcional Engenharia Sa			53,019		136,618
Dixon Technologies India Ltd			1,670		224,846
Dksh Holding Ag			5,360		388,358
Dongguan Yiheda Automation Co			28,364		107,642
Dorel Industries Inc			1,806		1,963
Dormakaba Holding Ag			260		21,108
Double Standard Inc			2,497		27,637
Doutor Nichires Holdings Co Lt			2,597		43,040
Dpm Metals Inc			25,264		781,458
Dunelm Group Plc			4,547		69,114
Dynacor Group Inc			10,786		46,191
Dynapac Co Ltd			1,099		16,191

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
E Ink Holdings Inc			51,934		327,271
Ebara Corp			41,862		983,891
Ebara Foods Industry Inc			599		9,600
Edenred Se			29,742		660,536
Edianyun Ltd			52,933		14,665
Ehime Bank Ltd/The			2,597		24,684
Eicher Motors Ltd			4,291		349,141
Eiken Chemical Co Ltd			903		13,864
Einhell Germany Ag			333		32,888
El Al Israel Airlines			36,613		187,940
Elecnor Sa			2,123		60,972
Elecom Co Ltd			5,992		65,833
Electric Connector Technology			24,769		172,541
Electricite De Strasbourg Sa			98		21,266
Elite Material Co Ltd			19,949		1,044,423
Elmera Group Asa			5,438		20,703
Elmos Semiconductor Se			360		40,960
Emaar Properties Pjsc			93,845		358,987
Emak Spa			63,378		68,703
Embraer Sa			17,939		290,046
Emerald Resources Nl			88,171		371,594
Emirates Nbd Bank Pjsc			44,636		338,454
Enav Spa			34,909		193,268
Endava Plc			1,564		9,885
Enea Ab			16,157		123,206
Energy Fuels Inc/Canada			909		13,213
Engie Sa			194,238		5,112,236
Eni Spa			73,543		1,394,048
Eoptolink Technology Inc Ltd			4,385		270,376
Equinox Gold Corp			8,889		125,088
Ermenegildo Zegna Nv			31,892		326,890
Ero Copper Corp			18,357		520,003
Essent Group Ltd			21,237		1,380,586
Essilorluxottica Sa			373		118,163
E-Star Commercial Management C			186,764		32,873
Eternal Ltd			156,315		483,574
Euroapi Sa			10,119		26,978
Eurobank Sa			215,884		868,391
Eurofins Scientific Se			6,058		443,990
Evertec Inc			10,257		298,369
Evertz Technologies Ltd			5,992		60,504
Exchange Income Corp			8,667		518,221
Exosens Sas			4,856		276,309
Experian Plc			87,530		3,959,320
Fabasoft Ag			1,107		20,664
Fabrinet			4,320		1,967,019
Falabella Sa			40,845		284,689

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Far East Consortium Internatio			90,885		8,407
Far East Orchard Ltd			34,456		33,224
Fdm Group Holdings Plc			3,791		6,833
Fenix Resources Ltd			126,063		40,771
Ferrari Nv			5,110		1,912,721
Fibergate Inc/Japan			3,595		15,575
Fiducian Group Ltd			11,128		88,900
Fielmann Group Ag			1,981		101,297
Finecobank Banca Fineco Spa			16,298		424,945
Firm Capital Ppty Tr			4,594		20,344
First Bancorp/Puerto Rico			13,317		276,051
First International Bank Of Is			4,770		374,911
First Resources Ltd			80,398		130,663
Fisher & Paykel Healthcare Cor			11,118		241,350
Fiverr International Ltd			5,338		105,484
Flatexdegiro Se			16,504		712,142
Flsmidth & Co A/S			4,917		344,042
Flughafen Zurich Ag			227		72,056
Fluidra Sa			10,754		292,523
Fomento Economico Mexicano Sab			134,955		1,366,330
Forfarmers Nv			6,888		35,839
Forterra Plc			40,867		101,912
Fortuna Mining Corp			4,594		45,079
Forvia Se			16,025		256,332
Foxtons Group Plc			25,926		20,749
Frasers Centrepoint Trust			111,559		202,125
Frasers Property Ltd			24,269		21,325
Ftai Aviation Ltd			590		116,177
Ftgroup Co Ltd			4,794		39,301
Fuchs Se			10,762		379,197
Fuji Corp/Aichi			6,092		141,517
Fuji Pharma Co Ltd			3,296		39,698
Fuji Seal International Inc			1,099		21,973
Fujifilm Holdings Corp			52,926		1,129,117
Fujii Sangyo Corp			699		19,290
Fukuda Denshi Co Ltd			1,298		62,621
Fukuoka Financial Group Inc			5,593		180,799
Fukuyama Transporting Co Ltd			999		28,163
Fullcast Holdings Co Ltd			4,295		45,701
Fuller Smith & Turner Plc			4,980		48,225
Fumakilla Ltd			3,396		25,238
Furuno Electric Co Ltd			499		25,423
Furyu Corp			21,073		143,586
Fuso Chemical Co Ltd			5,493		223,234
Fuso Pharmaceutical Industries			899		13,276
Future Corp			19,975		252,703
G Mining Ventures Corp			8,489		256,954

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
G5 Entertainment Ab			7,741		76,918
Galaxy Entertainment Group Ltd			271,107		1,334,723
Galilei Co Ltd			1,099		26,634
Galp Energia Sgps Sa			46,360		796,572
Garda Property Group			14,006		10,975
Ge Vernova T&D India Ltd			10,597		369,325
Gecoss Corp			4,069		37,666
Generalfinance Spa			1,149		28,597
Genesis Minerals Ltd			11,354		54,891
Genpact Ltd			3,868		180,928
Genuit Group Plc			47,981		211,037
Genus Plc			12,577		438,992
Genusplus Group Ltd			5,742		24,084
Geolive Group Corp			1,099		10,219
Georg Fischer Ag			3,596		243,320
Gildan Activewear Inc			17,932		1,122,291
Gl Events Saca			1,543		54,095
Global Ship Lease Inc			3,122		109,397
Globant Sa			13,912		909,439
Globeride Inc			3,595		49,868
Glory Ltd			7,990		201,908
Gmo Globalsign Holdings Kk			1,898		28,510
Gold Circuit Electronics Ltd			15,946		348,646
Gpt Group/The			120,873		436,875
Grab Holdings Ltd			85,162		424,956
Grupo Aeroportuario Del Surest			653		211,237
Grupo Empresarial San Jose Sa			4,221		37,276
Grupo Financiero Banorte Sab D			189,273		1,756,348
Gvs Spa			25,347		115,652
H World Group Ltd			75,604		358,425
Hachijuni Nagano Bank Ltd			4,295		46,509
Hakuhodo Dy Holdings Inc			54,531		405,822
Hallenstein Glasson Holdings L			8,021		45,386
Hangzhou Tigermed Consulting C			22,272		121,725
Hansoh Pharmaceutical Group Co			47,837		221,745
Hanwa Co Ltd			12,584		575,635
Hanwha Aerospace Co Ltd			897		585,902
Harel Insurance Investments &			5,743		223,973
Hbx Group International Plc			17,840		157,145
Hd Hyundai Electric Co Ltd			1,029		553,139
Hd Hyundai Heavy Industries Co			1,922		679,271
Hd Hyundai Marine Solution Co			3,148		422,839
Hdfc Asset Management Co Ltd			9,933		295,321
Hdfc Bank Ltd			159,148		1,755,106
Heidelberger Druckmaschinen Ag			13,538		32,276
Helios Towers Plc			168,223		372,439
Hemisphere Energy Corp			30,961		44,496

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Hera Spa			115,738		546,431
Hexagon Ab			216,483		2,571,362
Hexaware Technologies Ltd			28,961		246,679
Hiab Oyj			1,548		90,032
Hikari Tsushin Inc			699		195,134
Hill & Smith Plc			4,850		139,599
Hindustan Aeronautics Ltd			6,682		326,284
Hipages Group Holdings Ltd			14,192		11,735
Hisamitsu Pharmaceutical Co In			1,598		44,775
Hitachi Energy India Ltd			1,101		224,343
Hitachi Ltd			107,944		3,375,824
Hk Ai Capital Ltd			1,106,602		28,435
Hkfoods Oyj			11,645		20,242
Hms Networks Ab			3,692		167,819
Ho Bee Land Ltd			11,086		19,051
Hoa Phat Group Jsc			522,783		524,774
Hodogaya Chemical Co Ltd			999		14,273
Hoist Finance Ab			7,734		94,635
Hon Precision Inc			2,736		298,203
Hong Kong Exchanges & Clearing			16,643		871,560
Hong Kong Technology Venture C			190,759		34,311
Hong Leong Asia Ltd			10,287		19,198
Hongcheng Environmental Techno			134,830		18,882
Hongfa Technology Co Ltd			83,455		363,046
Horiba Ltd			5,193		528,803
Howden Joinery Group Plc			151,210		1,693,179
Hoya Corp			5,083		768,107
Hub24 Ltd			4,188		268,785
Hudbay Minerals Inc			19,675		391,134
Hunting Plc			6,663		33,202
Husqvarna Ab			17,962		90,622
Hyakujushi Bank Ltd/The			1,298		55,166
Hyosung Heavy Industries Corp			339		418,925
Hypoport Se			907		136,753
Hyundai Marine & Fire Insuranc			8,137		173,969
Hyundai Rotem Co Ltd			2,629		342,921
Ibersol Sgps Sa			2,887		33,571
Icg Plc			14,805		409,031
Ichikoh Industries Ltd			3,995		13,100
Icici Bank Ltd			195,620		4,779,649
Icon Plc			5,978		1,089,367
Idp Education Ltd			33,587		129,456
Ifast Corp Ltd			25,368		187,794
I'Ll Inc			2,697		43,783
Imax Corp			2,348		86,773
Imcd Nv			18,143		1,647,941
Imi Plc			55,716		1,864,543

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Immobel Sa			495		13,672
Immobiliare Grande Distribuzio			7,370		30,034
Immunocore Holdings Plc			14,480		502,597
Impax Asset Management Group P			38,277		78,256
Implenia Ag			508		49,087
Indian Hotels Co Ltd/The			21,970		180,604
Indivior Plc			8,250		295,995
Inficon Holding Ag			879		109,605
Info Edge India Ltd			15,375		228,123
Infotel Sa			303		15,034
Ing Groep Nv			92,749		2,615,400
Init Innovation In Traffic Sys			531		29,142
Inmode Ltd			10,813		158,848
Intact Financial Corp			4,078		849,961
International Cement Group Ltd			379,820		12,109
International Container Termin			42,874		413,198
International Personal Finance			2,866		9,022
Interpump Group Spa			7,734		424,924
Intesa Sanpaolo Spa			331,487		2,305,134
Investec Plc			36,594		271,451
Ionos Group Se			6,009		188,795
Ipsos Sa			5,966		240,070
Iqiyi Inc			97,528		187,253
Iren Spa			49,534		148,697
Iriso Electronics Co Ltd			1,598		32,776
Isb Corp			4,994		55,211
Isracard Ltd			11,049		54,082
Israel Corp Ltd			78		22,487
Iss A/S			5,708		194,939
Isupetasys Co Ltd			3,093		255,971
Itau Unibanco Holding Sa			330,465		2,365,935
Ituran Location And Control Lt			2,107		90,637
Iveco Group Nv			22,196		489,427
Ivf Hartmann Holding Ag			13		2,344
Jacobson Pharma Corp Ltd			105,866		17,682
Jamieson Wellness Inc			9,636		236,546
Japan Aviation Electronics Ind			5,193		83,363
Japan Lifeline Co Ltd			2,597		26,109
Japan Material Co Ltd			2,796		27,600
Japan Medical Dynamic Marketin			3,695		11,481
Jb Hi-Fi Ltd			1,386		88,948
Jbcc Holdings Inc			2,796		28,492
Jd Health International Inc			43,352		309,121
Jd Sports Fashion Plc			473,634		538,062
Jentech Precision Industrial C			2,990		261,199
Jeol Ltd			3,595		115,402
Jet2 Plc			18,591		351,072

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Jfe Systems Inc			999		15,299
Jfrog Ltd			22,942		1,432,967
Jgc Holdings Corp			2,996		36,328
Jiangsu Hengrui Pharmaceutical			29,300		268,212
Jiangsu Zhongtian Technology C			86,690		224,785
Johnson Electric Holdings Ltd			20,973		80,084
Johnson Matthey Plc			7,562		216,864
Johnson Service Group Plc			39,065		70,934
Joshin Corp			2,397		41,488
Journey Energy Inc			19,987		46,367
Js Global Lifestyle Co Ltd			513,851		127,415
Jtekt Corp			7,291		80,701
Jumbo Interactive Ltd			6,576		50,471
Jumbo Sa			4,543		148,845
Justsystems Corp			4,295		138,636
Jutal Offshore Oil Services Lt			261,669		17,145
Jyp Entertainment Corp			5,409		272,608
Jyske Bank A/S			3,522		483,136
Kaga Electronics Co Ltd			699		17,283
Kakaku.Com Inc			15,680		231,284
Kakao Corp			5,811		242,443
Kalmar Oyj			629		29,958
Kamakura Shinsho Ltd			9,388		37,674
Kambi Group Plc			1,273		18,786
Kamei Corp			4,295		82,743
Kamigumi Co Ltd			6,692		216,015
Kanaden Corp			3,895		53,278
Kanzhun Ltd			13,367		272,422
Kardex Holding Ag			362		126,181
Karooooo Ltd			390		17,723
Kaufman & Broad Sa			1,579		55,448
Kb Financial Group Inc			13,055		1,130,094
Kbc Ancora			2,127		183,134
Kbc Group Nv			13,249		1,731,128
Kei Industries Ltd			3,059		151,807
Keiyo Bank Ltd/The			4,894		51,953
Kendrion Nv			1,713		28,163
Kenko Mayonnaise Co Ltd			8,789		105,807
Keystone Infra Ltd			31,019		96,158
Kier Group Plc			38,387		114,625
Killam Apt Real Estate Invt Tr			23,071		276,025
Kimura Unity Co Ltd			1,997		11,367
Kinaxis Inc			2,524		318,673
King Slide Works Co Ltd			2,990		356,830
King Yuan Electronics Co Ltd			57,927		456,291
Kingboard Laminates Holdings L			86,391		146,399
Kion Group Ag			3,804		304,930

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Kitz Corp			16,879		187,260
Klabin Sa			96,628		330,807
Klingelnberg Ag			927		12,927
Koenig & Bauer Ag			1,601		20,119
Koh Brothers Group Ltd			88,988		20,067
Koike Sanso Kogyo Co Ltd			4,994		51,038
Komercni Banka As			4,432		250,217
Komeri Co Ltd			5,094		111,136
Kone Oyj			24,676		1,755,053
Konecranes Oyj			5,000		551,369
Konica Minolta Inc			135,029		585,878
Koninklijke Bam Groep Nv			43,883		479,302
Konoike Transport Co Ltd			3,096		64,788
Kose Holdings Corp			10,466		349,863
Kozo Keikaku Engineering Holdi			1,099		21,482
Krones Ag			959		152,917
K'S Holdings Corp			23,271		240,285
Kurashicom Inc			899		13,407
Kuriyama Holdings Corp			10,686		113,038
Kyorin Pharmaceutical Co Ltd			2,497		24,483
Kyoritsu Maintenance Co Ltd			7,890		141,069
Laboratorios Farmaceuticos Rov			6,737		502,465
Lagardere Sa			2,071		46,076
Lastminute.Com Nv			538		8,833
Latam Airlines Group Sa			5,088		274,784
Lb Group Co Ltd			51,435		144,115
Lectra			7,222		216,284
Legrand Sa			18,641		2,785,814
Lenskart Solutions Ltd			28,259		141,706
Lh Group Ltd			109,861		5,011
Li Ning Co Ltd			732,088		1,756,034
Life Corp			3,595		58,630
Lifull Co Ltd			33,458		37,995
Linde Plc			4,937		2,104,976
Linea Directa Aseguradora Sa C			68,035		89,332
Linmon Media Ltd			39,151		18,509
Lion Rock Group Ltd			91,884		16,291
Localiza Rent A Car Sa			29,214		231,878
Logista Integral Sa			6,312		223,284
Loncin Motor Co Ltd			116,653		268,923
London Stock Exchange Group Pl			11,874		1,429,721
Look Holdings Inc			2,896		46,417
Lotes Co Ltd			24,924		1,027,245
Lottomatica Group Spa			47,724		1,255,502
Louis Hachette Group			31,978		58,700
Luceco Plc			21,986		38,977
Luk Fook Holdings Internationa			3,995		12,062

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Lvmh Moet Hennessy Louis Vuitt			3,045		2,306,626
Ly Corp			381,543		1,015,534
M&A Capital Partners Co Ltd			1,598		34,356
M1 Kliniken Ag			1,222		27,279
Macmahon Holdings Ltd			130,396		57,825
Maeda Kosen Co Ltd			11,985		151,240
Magnum Ice Cream Co Nv/The			8,653		137,054
Mahindra & Mahindra Ltd			13,002		536,561
Maire Spa			12,278		188,187
Mandatum Oyj			25,241		204,072
Marex Group Plc			6,382		244,819
Marklines Co Ltd			3,196		30,727
Marks & Spencer Group Plc			288,075		1,278,669
Mars Group Holdings Corp			2,297		46,896
Martinrea International Inc			2,796		21,135
Maruzen Chi Holdings Co Ltd			5,593		12,025
Matrix It Ltd			3,215		140,819
Matsukiyococokara & Co			41,563		719,124
Max Healthcare Institute Ltd			14,722		171,182
Maxell Ltd			7,491		114,691
Mayr Melnhof Karton Ag			373		40,645
Mazda Motor Corp			17,278		134,372
Mcbride Plc			41,753		82,331
Mcj Co Ltd			5,493		56,492
Media Do Co Ltd			3,196		36,783
Medical System Network Co Ltd			3,396		11,287
Medipal Holdings Corp			1,698		30,005
Medistim Asa			707		18,156
Medtronic Plc			19,882		1,909,818
Meidensha Corp			899		31,942
Meiji Electric Industries Co L			1,598		24,141
Meitec Group Holdings Inc			1,798		40,670
Melco Resorts & Entertainment			2,494		18,878
Menicon Co Ltd			4,794		48,843
Merck Kgaa			31,910		4,594,627
Merlin Properties Socimi Sa			16,045		234,228
Metawater Co Ltd			3,496		75,043
Methanex Corp			10,540		418,663
Metro Brands Ltd			13,350		179,295
Mfe-Mediaforeurope Nv			3,044		14,694
Mgx Resources Ltd			516,556		156,732
Mikron Holding Ag			2,644		68,073
Mildef Group Ab			8,158		106,011
Military Commercial Joint Stoc			210,886		202,869
Mineral Resources Ltd			2,513		91,123
Miniso Group Holding Ltd			31,560		147,593
Minsheng Education Group Co Lt			227,712		5,149

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Mips Ab			6,734		258,165
Misumi Group Inc			2,896		45,216
Mitani Sangyo Co Ltd			24,569		88,718
Mitie Group Plc			59,920		134,111
Mito Securities Co Ltd			11,086		39,182
Mitsuba Corp			5,693		37,990
Mitsubishi Electric Corp			81,033		2,370,325
Mitsubishi Heavy Industries Lt			162,365		3,977,685
Mitsui E&S Co Ltd			400		14,171
Miura Co Ltd			19,675		381,465
Mizuho Financial Group Inc			42,958		1,562,177
Mizuno Corp			2,996		59,162
Modec Inc			1,298		98,571
Monday.Com Ltd			9,567		1,411,709
Montana Aerospace Ag			27,859		995,145
More Provident Funds And Pensi			3,503		16,375
Morguard Corp			400		33,574
Moriroku Co Ltd			6,791		108,103
Morita Holdings Corp			999		17,561
Mota-Engil Sgps Sa			35,192		204,504
Motorcycle Holdings Ltd			8,830		18,253
Moury Construct Sa			26		17,200
Mpi Corp			3,995		286,076
Mt Hoejgaard Holding A/S			826		67,535
Mtu Aero Engines Ag			1,913		798,135
Multiplan Empreendimentos Imob			34,473		171,431
Multitude Ag			3,611		24,855
Munters Group Ab			9,222		171,966
Musashino Bank Ltd/The			4,095		126,963
Mycronic Ab			2,727		66,028
Nabaltec Ag			91		1,308
Nac Kazatomprom Jsc			2,855		157,895
Nachi-Fujikoshi Corp			4,994		138,585
Nagacorp Ltd			79,899		47,836
Nakamoto Packs Co Ltd			999		12,323
Nakanishi Inc			17,678		223,417
Nan Ya Printed Circuit Board C			12,984		99,586
Nanosonics Ltd			21,814		57,751
Naspers Ltd			22,386		1,492,166
Natwest Group Plc			300,081		2,630,816
Ncc Ab			1,466		35,020
Nederman Holding Ab			930		17,106
Neinor Homes Sa			7,861		175,416
Nestle Sa			18,664		1,854,927
Netease Inc			84,119		2,319,252
Netwealth Group Ltd			8,333		142,653
New Hope Service Holdings Ltd			131,833		32,859

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Neway Valve Suzhou Co Ltd			30,994		230,501
Nexans Sa			653		96,504
Nexity Sa			24,028		253,268
Next 15 Group Plc			6,395		27,568
Nextage Co Ltd			26,467		466,873
Nicca Chemical Co Ltd			9,688		95,984
Nichia Steel Works Ltd			11,785		27,218
Nifco Inc/Japan			4,095		126,545
Nihon M&A Center Holdings Inc			27,365		125,841
Nintendo Co Ltd			41,363		2,795,868
Nippon Information Development			1,298		18,861
Nippon Reit Investment Corp			54		33,994
Nippon Sanso Holdings Corp			22,725		676,774
Nippon Seiki Co Ltd			27,066		377,293
Nippon Shinyaku Co Ltd			16,679		601,205
Nippon Soda Co Ltd			15,181		350,598
Nisshinbo Holdings Inc			48,239		403,467
Niterra Co Ltd			9,089		399,560
Nitori Holdings Co Ltd			43,258		756,858
Nitto Kogyo Corp			5,493		144,208
Nittoc Construction Co Ltd			3,795		31,404
Nkt A/S			1,795		225,343
Noba Bank Group Ab			21,386		273,275
Norconsult Norge As			47,244		214,984
Nordex Se			8,815		301,468
Nordnet Ab Publ			8,312		243,607
Nordrest Holding Ab			1,305		35,116
North West Co Inc (The)			4,794		171,054
Norwegian Air Shuttle Asa			162,233		280,659
Nova Ljubljanska Banka Dd			8,811		373,560
Novanta Inc			1,122		133,559
Novartis Ag			21,571		2,984,128
Novo Nordisk A/S			77,964		3,987,334
Nrj Group			6,728		63,841
Ns Solutions Corp			1,198		33,811
Ns Tool Co Ltd			6,791		37,825
Nsd Co Ltd			6,592		145,673
Nsk Ltd			21,273		132,434
Nu Holdings Ltd/Cayman Islands			214,202		3,585,736
Nvent Electric Plc			2,505		255,386
Obara Group Inc			14,482		353,854
Obic Business Consultants Co L			2,597		140,037
Odawara Engineering Co Ltd			1,298		18,223
Oddity Tech Ltd			5,378		216,096
Odfjell Technology Ltd			904		5,063
Ogaki Kyoritsu Bank Ltd/The			3,296		98,615
Oie Sangyo Co Ltd			999		14,725

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Oji Holdings Corp			59,924		328,858
Okamura Corp			3,396		49,675
Okaya & Co Ltd			400		23,958
Okea Asa			6,355		14,081
Oki Electric Industry Co Ltd			9,188		116,361
Okinawa Financial Group Inc			1,698		51,614
Okp Holdings Ltd			55,330		54,642
Olympus Corp			93,891		1,188,721
Onamba Co Ltd			2,013		18,626
Ono Pharmaceutical Co Ltd			40,848		566,162
Onward Holdings Co Ltd			15,181		71,185
Open House Group Co Ltd			3,296		193,488
Optorun Co Ltd			9,987		121,700
Or Royalties Inc			16,152		572,280
Orange Sa			138,832		2,315,322
Orbusneich Medical Group Holdi			29,463		13,703
Orica Ltd			48,956		792,655
Oro Co Ltd			1,598		21,358
Orsero Spa			3,694		80,441
Otp Bank Nyrt			7,920		850,360
Otsuka Holdings Co Ltd			28,406		1,608,027
Oug Holdings Inc			599		14,891
Outsurance Group Ltd			36,587		158,228
Oxford Nanopore Technologies P			77,632		134,074
Page Industries Ltd			576		231,107
Pal Group Holdings Co Ltd			6,991		90,810
Paltac Corp			899		27,664
Pan African Resources Plc			41,255		67,143
Paradise Entertainment Ltd			63,919		5,256
Park24 Co Ltd			14,681		195,759
Pca Corp			1,498		18,331
Penta-Ocean Construction Co Lt			33,558		337,299
Pepco Group Nv			29,190		243,576
Pepper Money Ltd/Australia			26,126		37,632
Perion Network Ltd			4,082		39,104
Pernod Ricard Sa			24,626		2,114,188
Perseus Mining Ltd			118,755		449,809
Persimmon Plc			9,074		165,796
Persol Holdings Co Ltd			100,773		186,829
Peter Warren Automotive Holdin			11,018		13,629
Pfisterer Holding Se			1,652		148,417
Pharma Mar Sa			1,028		90,403
Pharming Group Nv			43,305		72,526
Phu Nhuan Jewelry Jsc			69,512		256,377
Pickles Holdings Co Ltd			1,898		16,041
Picton Property Income Ltd			102,652		102,312
Pilot Corp			999		31,049

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Piquadro Spa			10,710		31,321
Piraeus Bank Sa			350,182		2,794,174
Planisware Sa			10,030		278,011
Playmates Toys Ltd			267,662		13,755
Plenti Group Ltd			15,583		11,587
Pls Group Ltd			76,967		216,593
Polar Capital Holdings Plc			6,670		47,725
Pole To Win Holdings Inc			41,847		87,034
Polycab India Ltd			5,664		480,119
Popular Inc			13,695		1,705,300
Powszechna Kasa Oszczednosci B			10,106		239,371
Pr Times Corp			1,598		28,321
Precision Drilling Corp			2,697		193,753
Prestige International Inc			28,963		134,520
Prinx Chengshan Holdings Ltd			18,477		18,516
Proact It Group Ab			4,083		50,134
Prologis Property Mexico Sa De			46,596		194,942
Prosegur Cash Sa			62,809		46,767
Prudent Corporate Advisory Ser			5,707		161,808
Prudential Plc			69,384		1,068,111
Psp Swiss Property Ag			1,282		232,277
Qaf Ltd			27,965		19,462
Qiagen Nv			21,159		965,568
Qinetiq Group Plc			45,183		268,375
Quilter Plc			230,612		567,637
Radico Khaitan Ltd			4,796		175,991
Radware Ltd			4,920		118,518
Raia Drogasil Sa			105,192		450,159
Raisio Oyj			20,937		64,792
Ramelius Resources Ltd			15,535		43,097
Rank Group Plc			30,147		40,265
Rasa Corp			5		58
Ratos Ab			4,769		19,689
Raute Oyj			1,732		30,712
Record Plc			31,026		23,453
Redcare Pharmacy Nv			7,938		606,911
Rede D'Or Sao Luiz Sa			157,481		1,167,081
Regis Healthcare Ltd			10,573		49,000
Regis Resources Ltd			74,146		373,306
Reitmans (Canada) Ltd			33,201		52,075
Reliance Industries Ltd			61,706		1,078,138
Relo Group Inc			27,465		300,595
Relx Plc			117,565		4,775,539
Ren - Redes Energeticas Nacion			52,074		196,625
Rengo Co Ltd			41,847		324,509
Renishaw Plc			5,290		249,762
Resona Holdings Inc			141,534		1,348,113

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Resorttrust Inc			18,077		226,332
Rheinmetall Ag			1,066		1,955,208
Rheon Automatic Machinery Co L			2,796		25,941
Richelieu Hardware Ltd			6,727		194,128
Ricoh Co Ltd			17,378		152,333
Rigaku Holdings Corp			20,874		163,399
Rightmove Plc			1,105		7,720
Riken Vitamin Co Ltd			5,094		96,415
Rinnai Corp			4,694		118,591
Rio Tinto Plc			30,603		2,467,299
Riso Kagaku Corp			4,195		33,398
Riyue Heavy Industry Co Ltd			102,770		194,859
Robertet Sa			361		371,781
Roche Holding Ag			9,151		3,790,863
Rohm Co Ltd			8,489		120,235
Roivant Sciences Ltd			1,986		43,101
Rolls-Royce Holdings Plc			650,003		10,054,292
Rosebank Industries Plc			33,147		156,046
Rotork Plc			117,401		513,838
Round One Corp			41,947		299,726
Royal Unibrew A/S			2,238		202,187
Rs Group Plc			124,121		1,041,763
Rtx A/S			1,981		33,477
Rusta Ab			21,778		204,347
Ryanair Holdings Plc			37,275		2,690,897
Safestore Holdings Plc			11,448		113,326
Safran Sa			13,376		4,671,967
Sakai Moving Service Co Ltd			699		12,787
Sakata Inx Corp			32,858		496,614
Salik Co Pjsc			107,854		186,467
Samsung Biologics Co Ltd			265		311,921
Samsung Electronics Co Ltd			91,781		7,639,139
Samyang Foods Co Ltd			248		212,056
Sandvik Ab			29,016		946,146
Sanford Ltd/Nz			3,267		13,902
Sanko Metal Industrial Co Ltd			9,488		88,981
Sankyu Inc			3,695		199,354
Sansan Inc			11,286		124,849
Sansha Electric Manufacturing			2,996		17,624
Santen Pharmaceutical Co Ltd			78,900		818,475
Sanwa Holdings Corp			2,097		54,580
Sanyo Engineering & Constructi			1,798		15,208
Sap Se			28,525		6,979,981
Sapphire Foods India Ltd			65,302		186,761
Sato Corp			4,195		64,254
Saudi National Bank/The			185,668		1,875,090
Sawai Group Holdings Co Ltd			3,296		49,602

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Sbm Offshore Nv			9,562		275,135
Sbs Transit Ltd			8,290		20,627
Scales Corp Ltd			14,934		51,184
Scandi Standard Ab			3,042		32,768
Scandic Hotels Group Ab			1,808		19,080
Schaeffler Ag			11,227		110,229
Schneider Electric Se			11,983		3,305,720
Schott Pharma Ag & Co Kgaa			11,552		204,873
Scroll Corp			13,882		118,680
Sea Ltd			47,640		6,077,457
Seagate Technology Holdings Pl			13,035		3,589,725
Seed Co Ltd/Tokyo			4,195		15,388
Seek Ltd			10,517		162,142
Sega Sammy Holdings Inc			23,470		366,553
Seiko Epson Corp			19,975		252,703
Sekisui Kasei Co Ltd			25,168		64,227
Sensata Technologies Holding P			14,953		497,794
Seraku Co Ltd			2,297		22,539
Seria Co Ltd			2,497		55,434
Servcorp Ltd			3,717		16,856
Service Stream Ltd			562,504		840,237
Seven & I Holdings Co Ltd			126,384		1,814,581
Severfield Plc			42,233		16,417
Shanghai Gench Education Group			38,951		13,612
Sharkninja Inc			395		44,251
Shell Plc			45,921		1,692,380
Shenzhen Inovance Technology C			20,032		215,935
Shenzhen Mindray Bio-Medical E			22,227		605,753
Shenzhen Yuto Packaging Techno			50,336		205,361
Shenzhou International Group H			40,649		319,612
Shibaura Machine Co Ltd			799		21,842
Shibaura Mechatronics Corp			599		72,408
Shibuya Corp			1,398		30,686
Shikoku Bank Ltd/The			5,193		58,248
Shimadzu Corp			75,451		2,006,327
Shimamura Co Ltd			999		65,119
Shimizu Bank Ltd/The			3,096		48,018
Shin Maint Holdings Co Ltd			6,192		47,011
Shin-Etsu Chemical Co Ltd			57,710		1,794,126
Shizuoka Gas Co Ltd			4,894		37,466
Shofu Inc			10,287		119,773
Shopify Inc			17,529		2,821,845
Siemens Ag			3,342		938,664
Siemens Energy Ag			68,499		9,686,068
Siemens Healthineers Ag			31,581		1,666,095
Sig Plc			240,500		32,478
Singapore Land Group Ltd			10,886		26,581

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Sinko Industries Ltd			1,198		10,827
Sitoy Group Holdings Ltd			121,846		8,140
Sjf Bank A/S			752		44,109
Sk Hynix Inc			10,963		4,954,362
Sk Square Co Ltd			3,877		990,354
Skan Group Ag			1,133		75,481
Sks Technologies Group Ltd			11,940		32,087
Sm Entertainment Co Ltd			2,601		243,724
Sma Solar Technology Ag			665		26,623
Smart-Core Holdings Ltd			59,924		16,168
Smk Corp			899		15,134
Sms Co Ltd			14,781		127,307
Social Housing Reit Plc			96,105		89,193
Societe Generale Sa			17,629		1,422,799
Socionext Inc			26,167		365,514
Softcreate Holdings Corp			3,496		48,126
Sol Spa			1,763		101,341
Somec Spa			567		9,894
Sompo Holdings Inc			53,623		1,825,476
Sonova Holding Ag			2,393		625,578
Sony Group Corp			88,807		2,279,889
Sophia Genetics Sa			34,352		160,425
South Bow Corp			13,892		381,605
Southern Cross Media Group Ltd			37,780		19,903
Spie Sa			23,720		1,372,284
Spirax Group Plc			6,874		630,597
Spotify Technology Sa			5,950		3,455,456
Ssab Ab			45,924		347,015
Sse Plc			34,877		1,022,201
Steris Plc			437		110,888
Sto Se & Co Kgaa			186		26,442
Storagevault Canada Inc			73,204		249,400
Strike Group Co Ltd			4,295		112,882
Structure Therapeutics Inc			12,283		854,279
Subsea 7 Sa			19,817		399,213
Sumitomo Chemical Co Ltd			11,785		33,503
Sumitomo Heavy Industries Ltd			6,991		185,054
Sumitomo Mitsui Financial Grou			68,175		2,192,557
Sumitomo Pharma Co Ltd			12,584		186,098
Sumitomo Seika Chemicals Co Lt			4,095		141,070
Sun* Inc			22,372		64,084
Suncor Energy Inc			27,729		1,232,340
Super Group Sghc Ltd			5,479		65,475
Suzuken Co Ltd/Aichi Japan			7,890		308,614
Suzuki Motor Corp			163,661		2,437,503
Svedbergs Group Ab			8,266		61,148
Swiggy Ltd			49,367		212,149

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Swissquote Group Holding Sa			1,110		682,075
Syensqo Sa			1,640		132,047
Symrise Ag			10,125		819,045
Syncona Ltd			77,345		98,832
System Support Holdings Inc			6,991		64,495
Systena Corp			14,482		47,489
Tai Sin Electric Ltd			34,856		16,127
Taiheiyo Cement Corp			20,274		502,252
Taiho Kogyo Co Ltd			4,694		24,437
Taisei Lamick Group Head Quart			699		11,842
Taiwan Semiconductor Manufactu			362,538		28,981,911
Taiyo Yuden Co Ltd			2,597		58,645
Takashimaya Co Ltd			27,266		285,536
Takeuchi Manufacturing Co Ltd			4,095		176,338
Takihyo Co Ltd			999		14,438
Tanabe Engineering Corp			799		13,355
Taoka Chemical Co Ltd			1,298		10,238
Tata Consultancy Services Ltd			10,185		363,338
Tatton Asset Management Plc			8,226		73,021
Taylor Maritime Ltd			9,884		8,428
Tecan Group Ag			2,091		339,210
Techmatrix Corp			14,082		209,960
Technip Energies Nv			1,757		67,014
Technipfmc Plc			8,658		385,800
Technogym Spa			7,211		136,687
Technology One Ltd			3,804		70,930
Technoprobe Spa			2,894		41,471
Technotrans Se			350		14,081
Techtronic Industries Co Ltd			110,636		1,277,849
Tecsys Inc			2,093		46,807
Temairazu Inc			3,595		70,650
Temenos Ag			800		80,378
Tencent Holdings Ltd			170,923		13,153,834
Tencent Music Entertainment Gr			19,576		343,172
Terumo Corp			59,903		867,518
Tesco Plc			245,074		1,456,334
Teva Pharmaceutical Industries			28,285		882,769
Tgs Asa			51,197		465,183
Thales Sa			3,764		1,015,753
Thinkific Labs Inc			6,492		9,188
Thyssenkrupp Ag			22,211		241,918
Tingyi Cayman Islands Holding			101,871		154,309
Tk Group Holdings Ltd			63,919		20,859
Tkc Corp			400		10,985
Tkms Ag& Co Kgaa			540		41,945
Tocalo Co Ltd			899		12,754
Tokai Carbon Co Ltd			8,290		51,257

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Tokyo Kiraboshi Financial Grou			7,091		393,582
Tokyo Seimitsu Co Ltd			5,793		410,397
Tokyo Tatemono Co Ltd			15,780		356,988
Tomato Bank Ltd			7,091		67,226
Tomtom Nv			15,586		100,130
Topy Industries Ltd			2,796		55,217
Toronto Dominion Bank			16,214		1,530,104
Torrent Pharmaceuticals Ltd			4,876		208,857
Toshiba Tec Corp			5,193		90,785
Tosho Co Ltd			13,383		66,597
Totalenergies Se			27,989		1,827,324
Toto Ltd			6,292		173,975
Totvs Sa			27,222		209,040
Towa Bank Ltd/The			6,092		41,860
Tower Semiconductor Ltd			2,236		262,572
Toyo Kanetsu Kk			1,997		31,617
Toyo Suisan Kaisha Ltd			22,326		1,531,209
Toyo Tire Corp			17,578		486,138
Toyota Boshoku Corp			12,684		203,355
Transat A T Inc			10		18
Trelleborg Ab			4,925		209,784
Trevi - Finanziaria Industrial			127,381		94,998
Trinity Industrial Corp			3,895		32,230
Trip.Com Group Ltd			21,179		1,507,466
Trivago Nv			5,941		17,230
Troax Group Ab			7,362		118,984
Truly International Holdings Ltd			555,298		77,050
Trusco Nakayama Corp			8,389		128,668
Trustpilot Group Plc			99,473		219,962
Ts Lines Ltd			19,975		21,249
Tsutsumi Jewelry Co Ltd			1,898		30,847
Tvs Motor Co Ltd			35,425		336,154
Ubicom Holdings Inc			6,791		45,191
Ubisoft Entertainment Sa			26,089		197,385
Ubs Group Ag			120,743		5,632,907
Ueki Corp			599		10,387
Ulvac Inc			2,796		126,313
Umicore Sa			17,805		374,298
Unicaja Banco Sa			176,097		574,539
Unilever Plc			38,460		2,513,870
Unimicron Technology Corp			43,850		307,032
Unipres Corp			4,095		33,491
United Arrows Ltd			1,398		21,909
United Internet Ag			2,462		80,033
Unitronics			8,026		57,919
Universal Microwave Technology			16,979		366,908
Universal Music Group Nv			49,268		1,286,282

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Uno Minda Ltd			15,495		221,671
Uol Group Ltd			62,621		425,588
Urbana Corp			4,494		30,000
Uss Co Ltd			32,259		353,371
Valeo Se			44,654		610,179
Valmet Oyj			7,597		252,782
Valor Holdings Co Ltd			2,197		47,240
Valuecommerce Co Ltd			8,090		34,321
Valuemax Group Ltd			23,370		17,810
Vault Minerals Ltd			50,577		184,151
Vector Inc			11,985		91,906
Vedant Fashions Ltd			13,480		87,302
Ventia Services Group Pty Ltd			38,948		154,535
Venture Corp Ltd			7,291		85,834
Vicom Ltd			11,186		14,265
Victory Giant Technology Huizh			6,642		273,349
Viel & Cie Sa			2,630		52,503
Viking Line Abp			28		703
Virbac Saca			1,284		539,266
Viridien			832		96,145
Visional Inc			2,397		153,075
Vista Energy Sab De Cv			4,594		223,553
Vivendi Se			65,166		181,079
Voestalpine Ag			12,675		562,398
Volvo Car Ab			29,651		98,741
Vz Holding Ag			979		184,572
Wacom Co Ltd			22,072		113,920
Wadakohsan Corp			1,598		17,474
Warabeya Nichiyo Holdings Co L			1,198		25,117
Warehouses De Pauw Cva			6,876		178,639
Waste Connections Inc			10,103		1,771,613
Watches Of Switzerland Group P			40,508		258,259
Wave Life Sciences Ltd			6,658		113,182
Weatherford International Plc			6,833		534,713
Webuild Spa			38,886		156,281
Weichai Power Co Ltd			85,708		207,566
Weir Group Plc/The			11,908		455,838
Wereldhave Belgium Comm Va			237		14,734
West African Resources Ltd			38,126		76,273
White Mountains Insurance Grou			294		610,094
Whitehaven Coal Ltd			43,245		223,496
Wickes Group Plc			26,088		82,461
Wiwynn Corp			4,983		711,280
Wus Printed Circuit Kunshan Co			50,734		530,491
Wuxi Apptec Co Ltd			23,520		298,247
Wuxi Xdc Cayman Inc			34,383		268,356
Xenon Pharmaceuticals Inc			1,035		46,369

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Xiamen Tungsten Co Ltd			37,153		218,299
Xin Point Holdings Ltd			169,785		83,546
Xps Pensions Group Plc			22,523		102,696
Xrf Scientific Ltd			14,067		19,324
Yagami Inc			499		14,559
Yamabiko Corp			799		15,149
Yamada Consulting Group Co Ltd			1,498		16,898
Yamagata Bank Ltd/The			6,991		86,261
Yamaguchi Financial Group Inc			5,693		77,105
Yamaha Corp			4,494		31,325
Yamaichi Electronics Co Ltd			1,798		67,094
Yangzijiang Financial Holding			957,390		297,789
Yangzijiang Maritime Development			957,390		461,572
Yantai Jereh Oilfield Services			24,869		252,061
Yaskawa Electric Corp			2,197		66,669
Yokowo Co Ltd			14,881		214,277
Yoshicon Co Ltd			899		16,688
Yossix Holdings Co Ltd			2,197		41,437
Yougov Plc			44,593		153,847
Yue Yuen Industrial Holdings Ltd			75,904		155,738
Yunnan Aluminium Co Ltd			85,991		404,106
Yutong Bus Co Ltd			55,112		257,889
Zacros Corp			5,593		41,212
Zalando Se			45,205		1,345,329
Zeal Network Se			231		14,252
Zealand Pharma A/S			4,076		298,914
Zenkoku Hosho Co Ltd			7,590		151,135
Zepp Health Corp			2,457		66,189
Zeria Pharmaceutical Co Ltd			12,085		161,829
Zhejiang Dingli Machinery Co Ltd			22,871		185,374
Zhongji Innolight Co Ltd			4,983		434,970
Zijin Mining Group Co Ltd			83,715		383,537
Zip Co Ltd			39,711		87,123
Zozo Inc			87,811		723,236
Zurich Insurance Group Ag			2,799		2,125,977
Total Non-U.S. equities					$600,249,194

Mutual funds and other registered investment companies
Blackrock High Yield-K			12,801,679		$92,556,141
Blckrck Cash-Trsry-Inst			808,441,629		808,441,629
Blue Owl Capital Corp			22,562		280,442
Dimensional Emrg Mrkts Ii			3,279,677		72,218,492
Fidelity Adv Foc Emr Mrk-Z			702,925		29,804,002
Golub Capital Bdc Inc			18,432		250,128
Pgim High Yield-R6			9,512,918		46,137,651
Pimco Income Fund-Ins			1,485,901		16,330,055

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
T Rowe Pr Inst Hi Yld-Inst			11,659,637		92,927,308
Total mutual funds and other registered investment companies					$1,158,945,848

Synthetic guaranteed investment contracts (GICs):
American General Life Contract 25020
Agl Cash A/C: 9053701					$330,283
Allya 2025-1 A3	3.52%	10/16/2028	484,038		486,437
Amxca 2024-1 A	3.71%	4/15/2027	499,008		509,624
Bank5 2025-5Yr19 A2	4.39%	11/15/2030	1,766,489		1,798,496
Bank5 2023-5Yr3 A2	4.43%	7/17/2028	269,464		280,812
Bank5 2025-5Yr17 A2	4.36%	8/15/2030	3,268,504		3,323,179
Bank 2022-Bnk39 A4	4.54%	1/15/2032	479,048		438,359
Bank 2018-Bn10 A5	4.05%	1/18/2028	439,127		436,633
Bank 2021-Bn36 A5	4.51%	9/15/2031	319,365		286,688
Bank 2019-Bn22 A4	4.38%	10/15/2029	369,266		351,349
Bank 2023-Bnk46 A4	4.77%	6/15/2033	319,365		338,784
Bank 2024-Bnk48 A5	4.89%	9/15/2034	329,345		336,853
Bank 2017-Bnk7 A5	4.13%	9/15/2027	354,296		350,821
Carmx 2022-4 A3	3.41%	6/15/2026	499,008		100,340
Fnr 2017-81 Ya	3.98%	5/25/2046	2,809,416		2,324,767
Fnr 2019-14 Da	4.05%	3/25/2048	12,195,760		2,342,359
Fnr 2025-69 E	4.09%	6/26/2051	2,440,150		2,419,006
Fnr 2025-71 Ba	4.17%	11/26/2035	2,345,338		2,214,086
Fhr 4527 Ga	4.05%	2/15/2044	14,191,793		2,024,975
Fhr 4533 Ab	3.97%	9/15/2032	19,965,318		2,338,795
Fhr 5083 Va	3.84%	8/16/2038	11,302,535		1,830,513
Fhr 5257 Ga	4.18%	3/26/2035	3,408,226		2,100,077
Gmalt 2025-3 A3	3.75%	11/22/2027	1,008,995		1,015,616
Gnr 2014-5 Lp	3.95%	6/16/2043	27,635,073		2,020,500
Gnr 2023-5 Ec	4.36%	8/20/2036	4,930,201		2,206,703
Gnr 2022-212 Hk	4.52%	12/22/2031	2,470,091		2,498,576
Gnr 2022-174 Ag	4.15%	12/22/2031	3,607,829		1,967,877
Mswf 2023-2 A5	4.68%	11/15/2033	399,207		433,385
Mbart 2024-1 A3	3.85%	6/15/2027	389,226		327,887
Ubscm 2017-C1 A3	4.08%	3/15/2027	668,671		293,879
T 4 1/8 03/31/31	3.71%	3/31/2031	1,017,977		1,047,020
T 4 1/2 05/31/29	3.55%	5/31/2029	59,881		61,864
T 4 1/8 11/30/29	3.60%	11/30/2029	229,544		234,466
T 4 3/8 12/31/29	3.60%	12/31/2029	568,869		584,537
T 3 7/8 04/30/30	3.63%	4/30/2030	189,623		192,490
T 3 7/8 06/15/28	3.35%	6/15/2028	229,544		231,961
T 4 06/30/32	3.84%	6/30/2032	2,654,724		2,673,805
T 3 7/8 06/30/30	3.64%	7/1/2030	12,243,665		12,346,014
T 3 7/8 08/31/32	3.87%	8/31/2032	338,328		342,339
Vwalt 2025-B A3	3.71%	12/20/2027	1,916,191		1,926,210
Wfcit 2024-A2 A	3.70%	10/15/2027	1,521,975		1,539,800
Wfcm 2024-C63 A5	4.74%	8/15/2034	359,286		373,853

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Total American General Life Contract 25020					$59,282,018

American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01
Glencore Funding Llc Sr Unsec 144A	5.37%	4/4/2029	149,702		$154,659
Royal Caribbean Cruises Sr Unsec 144A	5.62%	9/30/2031	79,841		81,693
Glencore Funding Llc Sr Unsec 144A	5.19%	4/1/2030	149,702		154,094
Bayer Us Finance Ii Llc Sr Unsec 144A	4.38%	12/15/2028	399,207		400,048
Oncor Electric Delivery Sr Sec 144A	5.35%	4/1/2035	49,901		51,603
Prologis Targeted Us Sr Unsec 144A	5.25%	4/1/2029	199,603		205,849
Beignet Investor Llc Sec 144A	6.58%	5/30/2049	1,896,231		2,010,871
Equitable Financial Life Sec 144A	1.80%	3/8/2028	698,611		666,082
Mars Inc Sr Unsec 144A Smr	5.20%	3/1/2035	29,940		30,848
Mars Inc Sr Unsec 144A Smr	5.00%	3/1/2032	219,564		226,716
Royal Caribbean Cruises Sr Unsec 144A	6.00%	2/1/2033	79,841		82,152
Cheniere Energy Partners Sr Unsec 144A	5.55%	10/30/2035	59,881		61,412
T-Mobile Usa Inc Sr Unsec	5.15%	4/15/2034	29,940		30,668
Abbvie Inc Sr Unsec	4.80%	3/15/2029	149,702		153,524
At&T Inc Sr Unsec	4.10%	2/15/2028	249,504		249,826
Constellation Brands Inc Sr Unsec	4.35%	5/9/2027	79,841		80,189
Energy Transfer Operatng Sr Unsec	3.75%	5/15/2030	249,504		243,158
Home Depot Inc Sr Unsec	3.90%	12/6/2028	229,544		230,513
Transcont Gas Pipe Line Sr Unsec	3.25%	5/15/2030	279,445		268,298
Emory University Unsec	2.14%	9/1/2030	1,297,421		1,189,785
T-Mobile Usa Inc	3.75%	4/15/2027	99,802		99,531
Southern Calif Gas Co Sr Unsec	2.95%	4/15/2027	1,197,620		1,185,431
Sutter Health Unsec	3.69%	8/15/2028	1,197,620		1,191,584
Upmc Sec	5.04%	5/15/2033	848,314		867,903
Cigna Corp Sr Unsec Smr	4.38%	10/15/2028	49,901		50,377
Boeing Co Sr Unsec	5.15%	5/1/2030	39,921		41,073
Williams Partners Lp Sr Unsec	3.75%	6/15/2027	199,603		198,979
Seattle Children Hosp Unsec	1.21%	10/1/2027	898,215		854,366
Micron Technology Inc Sr Unsec	5.88%	2/9/2033	69,861		74,528
Boeing Co/The Sr Unsec	6.53%	5/1/2034	79,841		88,548
Coterra Energy Inc Sr Unsec	3.90%	5/15/2027	339,326		338,288
Anthem Inc Sr Unsec	4.10%	5/15/2032	59,881		58,344
Eli Lilly & Co Sr Unsec	4.70%	2/9/2034	239,524		243,327
T-Mobile Usa Inc	3.88%	4/15/2030	119,762		117,920
Andrew W Mellon Foundati Unsec	0.95%	8/1/2027	1,197,620		1,144,926
Coterra Energy Inc Sr Unsec	4.38%	3/15/2029	79,841		80,193
Eli Lilly & Co Sr Unsec	4.20%	8/14/2029	39,921		40,392
Dell Int Llc / Emc Corp	4.90%	10/1/2026	299,405		300,853
Devon Energy Corporation Sr Unsec Smr	5.20%	9/15/2034	29,940		29,903
At&T Inc Sr Unsec	2.30%	6/1/2027	79,841		78,068
Pres & Fellows Of Harvar Unsec	4.89%	3/15/2030	399,207		412,338
Cvs Health Corp Sr Unsec Smr	4.30%	3/25/2028	169,663		170,310
Gilead Sciences Inc Sr Unsec Smr	1.65%	10/1/2030	129,742		116,314
Mcdonald's Corp Sr Unsec	3.60%	7/1/2030	129,742		127,505

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Synopsys Inc Sr Unsec Smr	4.85%	4/1/2030	79,841		81,628
Trustees Princeton Univ Sr Unsec	4.65%	7/1/2030	199,603		204,700
Rtx Corp	3.12%	5/4/2027	89,821		88,929
Diamondback Energy Inc Sr Unsec	3.25%	12/1/2026	139,722		138,773
Diamondback Energy Inc Sr Unsec	3.50%	12/1/2029	159,683		155,108
Cvs Health Corp Sr Unsec	3.62%	4/1/2027	259,484		258,239
Cvs Health Corp Sr Unsec	3.75%	4/1/2030	29,940		29,267
Philip Morris Intl Inc Sr Unsec	5.25%	2/13/2034	29,940		31,019
Energy Transfer Operatng Sr Unsec	4.95%	6/15/2028	239,524		243,611
Synopsys Inc Sr Unsec Smr	4.65%	4/1/2028	139,722		141,715
Advent Health System	2.95%	3/1/2029	598,810		569,338
Diamondback Energy Inc Sr Unsec	3.12%	3/24/2031	39,921		37,380
Eli Lilly & Co Sr Unsec	4.50%	2/9/2029	169,663		172,973
T-Mobile Usa Inc	2.55%	2/15/2031	389,226		355,992
Abbvie Inc Smr	3.20%	11/21/2029	249,504		242,196
Nvr Inc Sr Unsec	3.00%	5/15/2030	798,413		756,819
Anthem Inc Sr Unsec	2.55%	3/15/2031	399,207		365,055
Aercap Ireland Cap/Globa	1.75%	1/30/2026	399,207		398,528
Philip Morris Intl Inc Sr Unsec	2.10%	5/1/2030	299,405		274,666
Carmx 2022-4 A3	5.34%	8/16/2027	99,819		100,108
Dcent 2023-A2 A	4.93%	6/15/2028	499,008		501,585
Bacct 2023-A2 A2	4.98%	11/15/2028	499,008		504,323
Allya 2024-2 A3	4.14%	7/16/2029	406,787		407,556
Fnma Pass Thru 20Yr #Al6938	5.50%	4/1/2030	485		492
Fhlmc Gold 30Yr Gnt #G0-8693	3.50%	3/1/2046	20,803		19,777
Fnma Pass Thru 20Yr #Ma4473	1.50%	11/1/2041	72,411		61,217
Gnma Ii Multpl Sgl 30Yr #Ma8879M	5.50%	5/20/2053	218,095		221,977
Fnma Pass Thru 30Yr #Sd8516	6.00%	3/1/2055	1,423,253		1,462,697
Fnma Pass Thru 30Yr #849299	5.50%	1/1/2036	71,850		75,205
Fnma Pass Thru 30Yr #995759	5.50%	11/1/2038	155,159		161,937
Gnma Ii Multpl Sgl 30Yr #Ma7137M	3.00%	1/20/2051	565,075		511,684
Fnma Pass Thru 30Yr #808040	5.50%	2/1/2035	103,728		108,566
Fnma Pass Thru 30Yr #Sd7555	3.00%	8/1/2052	515,481		465,940
Gnma Ii Multpl Sgl 30Yr #Ma7988M	3.00%	4/20/2052	2,966,968		2,676,808
Fnma Pass Thru 30Yr #865433	5.50%	2/1/2036	5,383		5,602
Gnma Ii Multpl Sgl 30Yr #787236C	6.50%	1/20/2054	111,350		116,391
Fnma Pass Thru 30Yr #Au5386	3.00%	6/1/2043	1,309,681		1,212,922
Gnma Ii Multpl Sgl 30Yr #Ma8723M	4.00%	3/20/2053	318,361		303,610
Fnma Pass Thru 30Yr #Ad0963	5.50%	9/1/2038	23,753		24,812
Fnma Pass Thru 30Yr #Fm9464	3.00%	11/1/2051	322,354		291,270
Fnma Pass Thru 30Yr #Sd4169	6.50%	10/1/2053	357,539		376,301
Fhlmc Gold 30Yr Gnt #G6-1040	3.50%	6/1/2047	1,410,195		1,336,782
Fnma Pass Thru 20Yr #Ma4202	1.50%	12/1/2040	805,828		691,594
Fnma Pass Thru 15Yr #Fm3869	3.00%	6/1/2035	80,099		77,723
Gnma Ii Multpl Sgl 30Yr #Ma8725M	5.00%	3/20/2053	691,172		692,469
Gnma Ii Multpl Sgl 30Yr #787228C	6.00%	1/20/2054	819,094		850,618
Fnma Pass Thru 20Yr #Ma4643	3.00%	5/1/2042	726,174		676,703
Fnma Pass Thru 30Yr #Al7579	5.50%	2/1/2042	54,488		57,034
Fnma Pass Thru 30Yr #Bv8534	3.00%	5/1/2052	2,515,909		2,243,687
Fnma Pass Thru 30Yr #Sd2410	6.00%	2/1/2053	487,975		507,553

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Fnma Pass Thru 30Yr #Qf0152	4.50%	9/1/2052	1,052,846		1,031,681
Fnma Pass Thru 30Yr #Cb8226	6.50%	3/1/2054	63,597		66,408
Fhlmc Gold 30Yr Gnt #G0-8687	3.50%	1/1/2046	461,496		438,881
Fnma P-T Dus #Bl6406	1.63%	5/1/2027	299,405		290,686
Fnma Pass Thru 30Yr #Sl0589	5.00%	2/1/2055	277,915		280,059
Fnma Tba 4.5% Feb 30Yr	4.50%	2/12/2056	2,295,438		2,241,844
Fnma Pass Thru 30Yr #756202	5.50%	12/1/2033	6,506		6,622
Gnma Ii Multpl Sgl 30Yr #Ma4720M	4.00%	9/20/2047	807,599		778,586
Gnma Ii Multpl Sgl 30Yr #Ma8268M	4.50%	9/20/2052	833,952		820,116
Fnma Pass Thru 30Yr #817640	5.50%	11/1/2035	109,870		114,037
Fnma Pass Thru 30Yr #Sd8455	6.50%	8/1/2054	896,083		931,535
Gnma Ii Multpl Sgl 30Yr #Ma8199M	3.50%	8/20/2052	1,274,497		1,170,265
Fnma Pass Thru 30Yr #Fm8648	3.00%	9/1/2051	63,947		57,589
Fnma Pass Thru 30Yr #Dc3239	5.50%	9/1/2054	88,860		90,536
Fnma Pass Thru 30Yr #Ma5552	5.00%	12/1/2054	2,055,684		2,054,019
Fnma Pass Thru 30Yr #Zt1857	4.50%	3/1/2049	962,688		958,479
Fnma Pass Thru 30Yr #940765	5.50%	6/1/2037	31,144		32,562
Gnma Ii Multpl Sgl 30Yr #Ma8726M	5.50%	3/20/2053	202,936		206,487
Fnma Pass Thru 30Yr #Qe1719	4.00%	5/1/2052	966,815		921,741
Fnma Pass Thru 30Yr #Sd8265	4.00%	11/1/2052	11,026,990		10,538,848
Fnma Pass Thru 30Yr #As0924	5.00%	11/1/2043	555,812		567,146
Fnma Pass Thru 30Yr #Fm3241	3.00%	3/1/2050	1,263,334		1,140,071
Fnma Pass Thru 30Yr #Ma5702	6.50%	5/1/2055	407,664		423,786
Fnma Pass Thru 30Yr #Sd3838	6.00%	10/1/2053	399,549		416,079
Fnma Pass Thru 30Yr #Ma5027	4.00%	5/1/2053	2,617,706		2,499,266
Fnma Pass Thru 30Yr #Bv2616	3.00%	7/1/2052	5,262,769		4,673,394
Fnma Pass Thru 30Yr #Sl0655	6.00%	3/1/2055	262,765		271,463
Gnma Ii Multpl Sgl 30Yr #Ma7650M	3.00%	10/20/2051	613,982		553,937
Fnma Pass Thru 30Yr #357908	5.50%	7/1/2035	7,997		8,371
Gnma Ii Multpl Sgl 30Yr #Ma4587M	4.00%	7/20/2047	366,939		354,588
Fhlmc Gold 30Yr #Q3-7305	3.00%	11/1/2045	867,458		794,515
Gnma Ii Multpl Sgl 30Yr #786843C	3.00%	3/20/2052	76,525		68,888
Fnma Pass Thru 30Yr #Bx8833	5.00%	3/1/2053	1,130,774		1,138,213
Fnma Pass Thru 30Yr #Sd3553	6.00%	7/1/2053	196,496		202,674
Fnma Pass Thru 30Yr #Qf4704	5.50%	11/1/2052	840,888		856,912
Fnma Pass Thru 30Yr #831356	5.50%	3/1/2036	55,049		57,617
Fnma Pass Thru 20Yr #Ma4620	3.50%	4/1/2042	112,946		108,787
Fnma Pass Thru 30Yr #Sd3663	5.50%	8/1/2053	769,997		787,843
Fnma Pass Thru 30Yr #Sd8507	6.00%	2/1/2055	320,151		329,008
Fnma Pass Thru 30Yr #889561	5.50%	6/1/2038	64,046		66,844
Florida Power & Light 1St Mtg	2.45%	2/3/2032	598,810		541,347
Interstate Power & Light	4.10%	9/26/2028	199,603		199,561
Oneok Inc Sr Unsec Smr	5.80%	11/1/2030	49,901		52,670
System Energy Resources 1St Mtge	5.30%	12/15/2034	299,405		303,336
American Electric Power Sr Unsec	5.62%	3/1/2033	798,413		840,404
Pacific Gas & Electric 1St Mtge	5.55%	5/15/2029	129,742		134,121
Constellation En Gen Llc Sr Unsec	5.60%	3/1/2028	499,008		515,227
Nstar Electric Co Sr Unsec	5.60%	10/1/2028	399,207		411,427
Firstenergy Corp Sr Unsec	4.15%	7/15/2027	179,643		179,064
Oneok Inc Sr Unsec Smr	5.65%	11/1/2028	219,564		228,186

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Midamerican Energy Co Sec	3.65%	4/15/2029	89,821		88,851
National Rural Util Coop Sr Unsec	4.80%	3/15/2028	299,405		305,282
Consumers Energy Co 1St Mortgage	4.90%	2/15/2029	299,405		307,551
Oneok Inc Sr Unsec Smr	5.55%	11/1/2026	89,821		90,828
Avangrid Inc Sr Unsec	3.80%	6/1/2029	598,810		591,651
Southern Cal Edison 1St Mtge	5.65%	10/1/2028	299,405		310,350
Pacific Gas & Electric	3.00%	6/15/2028	399,207		387,266
U S Treasury Note	3.88%	5/31/2027	149,702		150,492
U S Treasury Note	4.00%	2/28/2030	99,802		101,162
U S Treasury Note	4.62%	9/30/2030	209,583		218,024
U S Treasury Note	4.38%	12/31/2029	49,901		51,278
U S Treasury Note	3.88%	6/30/2030	25,649,021		25,865,434
U S Treasury Note	4.12%	3/31/2029	3,832,383		3,898,402
U S Treasury Note	4.62%	4/30/2029	728,552		752,586
Cash Collateral Fut Rdr Usd	3.44%	12/31/2060	403,199		403,199
Cash Collateral Cme Rdr Usd	3.44%	12/31/2060	110,780		110,780
Cash Collateral Lch Rdr Usd	3.44%	12/31/2060	247,508		247,508
Fl St Brd Admin Fin-A	5.53%	7/1/2034	299,405		315,031
La Local Govt Envrn-A	4.28%	2/1/2036	898,215		891,656
Sales Tax Securitiztn	2.96%	1/1/2032	998,016		927,216
La Local Govt Envrn-A	4.14%	2/1/2033	299,405		299,744
Tx Natural Gas Secz	5.10%	4/1/2035	752,082		772,379
Nyc Transtnl Fin-C3	3.50%	11/1/2032	1,746,529		1,649,152
Denver Schs-B-Ref-Txb	4.24%	12/15/2037	698,611		676,398
Tx St Transn-1St Tier	5.18%	4/1/2030	598,810		612,888
Fnma Pass Thru 20Yr #Ad0912	5.50%	4/1/2029	18,555		18,829
Fnma Pass Thru 20Yr #888843	5.50%	3/1/2027	518		526
Fnma Pass Thru 20Yr #Ae0787	5.50%	5/1/2028	2,897		2,939
Fh Arm 1Q1534 H15T1Y+223.141 10.298	6.38%	6/1/2037	126,810		131,070
Fnma Pass Thru 15Yr #Al2222	3.00%	8/1/2027	12,122		12,028
Fnma Pass Thru 20Yr #257047	5.50%	1/1/2028	4,734		4,804
Fnma Pass Thru 20Yr #256600	5.50%	2/1/2027	61		62
Fn 793029 Rfucct6M+159.2Bp 10.869	6.08%	7/1/2034	52,657		54,027
Deutsche Bank Ny Sofr	3.04%	5/28/2032	998,016		917,765
Smith & Nephew Plc Sr Unsec	5.40%	3/20/2034	199,603		207,008
Sumitomo Mitsui Finl Grp Sr Unsec	2.13%	7/8/2030	798,413		728,594
Bpce Sa Sr Non Pref 144A Sofr	6.61%	10/19/2027	399,207		406,860
Ubs Group Ag Sr Unsec 144A	3.87%	1/12/2029	548,909		546,137
Santander Uk Group Hldgs Sr Unsec Sofr	2.90%	3/15/2032	998,016		918,119
Brookfield Finance Inc Sr Unsec	4.35%	4/15/2030	798,413		802,258
Nomura Holdings Inc Sr Unsec	3.10%	1/16/2030	798,413		759,816
Ubs Group Ag Sr Unsec 144A Sofr	4.19%	4/1/2031	998,016		989,863
Aercap Ireland Cap/Globa Sr Unsec Smr	3.00%	10/29/2028	149,702		145,226
Lloyds Banking Group Plc Sr Unsec	4.55%	8/16/2028	299,405		303,445
Banco Santander Sa Sr-Non-Preferred	4.17%	3/24/2028	199,603		199,734
Ing Groep Nv Sr Unsec	4.05%	4/9/2029	499,008		497,293
Bnp Paribas Sr Non-Prefer 144A Sofr	3.05%	1/13/2031	748,512		709,619
Barclays Plc Sr Unsec Sofr	5.69%	3/12/2030	998,016		1,039,543
Olympus Corp Sr Unsec 144A	2.14%	12/8/2026	998,016		979,423
U S Treasury Note	4.12%	6/15/2026	2,794,446		2,802,529

		Interest	Maturity	Number of	Cost	Current
	Identity of issuer	rate	date	shares/units	value**	value
	U S Treasury Note	4.50%	3/31/2026	25,050,211		25,104,573
	U S Treasury Note	4.12%	10/31/2026	3,992,065		4,009,480
	Rga Global Funding Sec 144A	2.00%	11/30/2026	998,016		980,686
	Wells Fargo & Company Sr Unsec Tsfr3M	2.88%	10/30/2030	1,057,897		1,007,215
	Wells Fargo & Company Sr Unsec Sofr	5.50%	1/23/2035	748,512		782,773
	Goldman Sachs Group Inc Sr Unsec	3.85%	1/26/2027	898,215		897,696
	Jpmorgan Chase & Co Sr Unsec Tsfr3M	2.58%	4/22/2032	59,881		54,817
	Aon North America Inc Sr Unsec Smr	5.15%	3/1/2029	169,663		174,706
	Morgan Stanley Sr Unsec Sofr	3.59%	7/22/2028	329,345		327,193
	Lazard Group Llc Sr Unsec	6.00%	3/15/2031	499,008		529,709
	Intercontinentalexchange Sr Unsec	4.60%	3/15/2033	39,921		40,369
	American Homes 4 Rent Sr Unsec	4.25%	2/15/2028	499,008		500,555
	Morgan Stanley Sr Unsec Sofr	5.32%	7/19/2035	1,347,322		1,390,368
	Charles Schwab Corp Sr Unsec	2.30%	5/13/2031	329,345		298,621
	Bank Of America Corp Sr Unsec Sofr	2.59%	4/29/2031	2,275,477		2,122,566
	Jpmorgan Chase & Co Sr Unsec Tsfr3M	4.00%	4/23/2029	2,495,041		2,493,947
	Fin Fut Us 5Yr Cbt 03/31/26	6.00%	4/1/2026	14,171,833		15,490,477
	Fin Fut Us Ultra 10Yr Cbt 03/20/26	6.00%	3/21/2026	4,091,867		4,706,287
	Fin Fut Us 2Yr Cbt 03/31/26	6.00%	4/1/2026	25,549,219		26,671,988
	Fin Fut Us 30Yr Cbt 03/20/26	6.00%	3/21/2026	(698,611)		(807,551)
	Fin Fut Us Ultra 30Yr Cbt 03/20/26	6.00%	3/21/2026	(1,696,628)		(2,002,021)
	Fin Fut Us 10Yr Cbt 03/20/26	6.00%	3/21/2026	(1,896,231)		(2,132,075)
	Rfr Usd Sofr/3.30000 12/02/24-4Y* Cme	3.30%	2/28/2029	(798,413)		964
	Rfr Usd Sofr/3.37500 03/31/26-4Y* Lch	3.38%	5/31/2030	(2,073,479)		928
	Rfr Usd Sofr/3.75000 09/02/25-7Y* Lch	3.75%	5/15/2032	(2,620,791)		(31,036)
	Rfr Usd Sofr/3.00000 02/12/25-30Y Lch	3.00%	2/12/2055	(598,810)		117,642
	Rfr Usd Sofr/3.29000 03/31/26-4Y* Lch	3.29%	5/31/2030	(1,569,980)		5,838
	Rfr Usd Sofr/3.43091 09/03/24-7Y* Lch	3.43%	4/30/2031	(199,603)		396
	Rfr Usd Sofr/3.51453 09/03/24-4Y* Lch	3.51%	11/30/2028	(399,207)		(2,073)
	Rfr Usd Sofr/3.32826 09/03/24-7Y* Cme	3.33%	4/30/2031	(99,802)		721
	Rfr Usd Sofr/3.30000 12/02/24-7Y* Cme	3.30%	6/30/2031	(299,405)		2,830
	Rfr Usd Sofr/3.51042 09/03/24-4Y* Lch	3.51%	11/30/2028	(299,405)		(1,520)
	Natwest Group Plc Sr Unsec	5.85%	3/2/2027	698,611		700,532
	Morgan Stanley Sr Unsec	3.62%	1/20/2027	568,869		567,580
	Bank Of America Corp Sr Unsec Sofr	1.66%	3/11/2027	499,008		496,711
*	Collective U.S. Gov't STIF 15	3.64%	12/1/2030	238,907		238,907
	Vm Cash Fut Dom Rdr Usd	3.44%	12/31/2060	131,526		131,526
	Vm Cash Ccp Cme Rdr Usd	3.44%	12/31/2060	18,515		18,515
	Vm Cash Ccp Lch Rdr Usd	3.44%	12/31/2060	18,011		18,011
	U S Treasury Inflate Prot Bd	2.12%	1/15/2035	1,647,270		1,679,588
	Fin Fut Sofr 90Day Cme (Wht) 03/17/26	—%	3/18/2026	6,736,611		6,488,198
	Wells Fargo & Company Sr Unsec Tsfr3M	3.58%	5/22/2028	499,008		495,939
	U S Treasury Repo	3.93%	1/2/2026	5,289,487		5,289,487
	Uninvested Cash Plus Receivables					1,146,647
	Net Unsettled Trades					(2,209,287)
	Net Futures Held					(48,415,303)
	Centrally Cleared Swaps (Due To) / Due From Broker					(122,499)

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Total American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01					$179,993,840

American United Life Insurance Company: S00020
Aepwv 2013-1 A2	3.83%	8/1/2028	1,247,520		$707,069
Bbcms 2022-C18 A2	4.19%	11/15/2027	933,145		835,689
Bank5 2024-5Yr7 A3	4.26%	6/15/2029	998,016		1,046,909
Bank 2023-Bnk45 A2	4.29%	1/18/2028	415,779		289,872
Bmark 2024-V9 A3	4.30%	8/15/2029	750,630		783,882
Cd 2016-Cd2 A3	3.42%	10/13/2026	848,314		799,936
Dbjpm 2017-C6 A4	4.27%	5/10/2027	998,016		743,772
Dtrt 2023-1 A3	4.04%	7/15/2026	1,000,012		329,272
Fnr 2016-37 Bk	4.01%	12/27/2032	4,985,092		670,711
Fnr 2017-104 Pa	3.95%	8/26/2030	6,187,702		551,751
Fnr 2022-29 Nq	4.63%	8/25/2026	1,497,025		207,355
Fnr 2022-54 Da	4.83%	8/26/2030	1,047,917		445,497
Fhr 3919 Ay	3.99%	9/15/2031	1,212,590		331,145
Fhr 4571 Ca	4.10%	8/15/2028	4,091,867		307,441
Fhr 5057 Ab	4.62%	9/27/2032	2,674,684		1,117,201
Fhr 4888 Cb	3.98%	3/15/2030	5,489,090		580,889
Fhr 5009 Gd	4.09%	11/26/2029	1,896,231		416,769
Fhr 5254 A	4.70%	10/25/2030	1,487,044		611,646
Fhr 5263 Ea	4.24%	9/25/2029	1,232,550		666,853
Fnr 2011-36 Qb	3.99%	10/25/2030	2,744,545		550,333
Gmcar 2025-1 A3	3.67%	12/16/2027	198,605		201,037
Gnr 2020-74 Dc	3.71%	2/22/2028	3,992,065		418,668
Gnr 2021-78 D	4.13%	2/22/2033	2,095,834		846,215
Gnr 2022-85 Ka	3.87%	11/20/2026	1,596,826		302,571
Gnr 2022-107 A	4.20%	1/20/2026	1,447,124		27,237
Jdot 2022-B A3	3.95%	3/16/2026	511,982		57,654
Jdot 2023-A A3	3.81%	10/15/2026	407,191		158,230
Mbart 2022-1 A3	3.57%	6/15/2026	756,496		135,986
Mbart 2025-1 A3	3.76%	3/15/2028	237,528		241,488
Narot 2022-B A3	3.80%	6/15/2026	906,199		188,947
Pcg 4.838 06/01/33	4.28%	6/1/2033	958,096		849,284
Woart 2022-B A3	3.99%	2/17/2026	327,349		13,849
Woart 2022-C A3	3.87%	5/15/2026	643,721		113,908
Total American United Life Insurance Company: S00020					$15,549,066

Prudential GA 62194
Pru Core Intermediate Bond Fund - Class 1			13,795,339		$170,153,796
Total Prudential GA 62194					$170,153,796

Reinsurance Group of America Contract No. RGA00084
Net receivable			56,546		$56,546
US Dollar	4.83%		1,518,876		1,518,876

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Burlington Northern Santa Fe LLC 3.442 06/16/2028	3.44%	6/16/2028	301,268		295,966
Wells Fargo & Co. 4.30 07/22/2027	4.30%	7/22/2027	249,504		255,215
BNP Paribas SA 4.375 05/12/2026	4.38%	5/12/2026	199,603		200,744
Fannie Mae 4.50 08/01/2040	4.50%	8/1/2040	685,888		693,231
Fannie Mae 3.50 02/01/2037	3.50%	2/1/2037	1,450,797		1,411,005
Barclays PLC 4.836 05/09/2028	4.84%	5/9/2028	823,364		836,149
Fannie Mae 6.235 07/01/2047	6.24%	7/1/2047	197,901		206,863
Freddie Mac Gold 4.50 09/01/2044	4.50%	9/1/2044	1,496,791		1,505,112
Fannie Mae 6.235 07/01/2047	6.24%	7/1/2047	191,991		200,654
Fannie Mae 4.50 01/01/2043	4.50%	1/1/2043	1,473,279		1,483,785
Freddie Mac 6.37 05/01/2047	6.37%	5/1/2047	21,186		22,224
Freddie Mac Gold 4.50 07/01/2045	4.50%	7/1/2045	1,041,245		1,053,240
Fannie Mae 4.50 06/01/2047	4.50%	6/1/2047	1,216,384		1,212,687
Fannie Mae 6.276 06/01/2047	6.28%	6/1/2047	114,836		120,046
Freddie Mac 6.38 07/01/2047	6.38%	7/1/2047	8,063		8,142
Bank of America Corp. 3.593 07/21/2028	3.59%	7/21/2028	399,207		402,830
Freddie Mac Gold 4.50 04/01/2047	4.50%	4/1/2047	733,571		732,207
Fannie Mae 6.351 10/01/2047	6.35%	10/1/2047	105,849		110,632
Charter Communications, Inc. 4.20 03/15/2028	4.20%	3/15/2028	1,621,777		1,633,756
Freddie Mac Gold 4.50 10/01/2047	4.50%	10/1/2047	175,089		174,764
Freddie Mac Gold 4.00 11/01/2045	4.00%	11/1/2045	140,618		135,181
CVS Health Corp. 4.30 03/25/2028	4.30%	3/25/2028	816,377		828,442
Freddie Mac 6.39 06/01/2048	6.39%	6/1/2048	60,827		63,347
Bank of America Corp. 3.419 12/20/2028	3.42%	12/20/2028	573,859		567,241
Bayer AG 4.375 12/15/2028	4.38%	12/15/2028	923,165		925,972
Charter Communications, Inc. 5.05 03/30/2029	5.05%	3/30/2029	249,504		255,588
Fannie Mae 5.00 02/01/2049	5.00%	2/1/2049	80,694		82,242
Fannie Mae 5.00 03/01/2049	5.00%	3/1/2049	286,842		291,545
Fannie Mae 5.00 12/01/2048	5.00%	12/1/2048	338,488		345,191
Bank of America Corp. 3.559 04/23/2027	3.56%	4/23/2027	523,959		526,523
Imperial Brands PLC 3.875 07/26/2029	3.88%	7/26/2029	349,306		348,257
The Cigna Group 4.375 10/15/2028	4.38%	10/15/2028	748,512		762,230
Wells Fargo & Co. 2.879 10/30/2030	2.88%	10/30/2030	249,504		238,569
Fannie Mae 3.326 10/01/2049	3.32%	10/1/2049	503,612		517,844
Dow, Inc. 4.80 11/30/2028	4.80%	11/30/2028	449,107		457,571
Prosus NV 3.68 01/21/2030	3.68%	1/21/2030	673,661		657,749
Wells Fargo & Co. 2.572 02/11/2031	2.57%	2/11/2031	449,107		423,951
JPMorgan Chase & Co. 4.493 03/24/2031	4.49%	3/24/2031	1,172,669		1,197,059
Wells Fargo & Co. 4.478 04/04/2031	4.48%	4/4/2031	1,671,677		1,700,818
CVS Health Corp. 3.75 04/01/2030	3.75%	4/1/2030	399,207		393,551
Oracle Corp. 2.95 04/01/2030	2.95%	4/1/2030	973,066		905,480
Dominion Energy, Inc. 3.375 04/01/2030	3.38%	4/1/2030	1,147,719		1,117,046
The Southern Co. 3.70 04/30/2030	3.70%	4/30/2030	873,264		858,017
JPMorgan Chase & Co. 2.522 04/22/2031	2.52%	4/22/2031	623,760		584,065
Philip Morris International, Inc. 2.10 05/01/2030	2.10%	5/1/2030	1,821,380		1,674,795
Boston Properties, Inc. 3.25 01/30/2031	3.25%	1/30/2031	374,256		356,106
JPMorgan Chase & Co. 2.956 05/13/2031	2.96%	5/13/2031	648,711		614,527
AT&T, Inc. 2.75 06/01/2031	2.75%	6/1/2031	1,372,273		1,263,429
HSBC Holdings PLC 2.848 06/04/2031	2.85%	6/4/2031	998,016		935,008

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Freddie Mac Pool 2.50 07/01/2050	2.50%	7/1/2050	2,846,594		2,458,431
Fannie Mae 2.50 08/01/2050	2.50%	8/1/2050	3,216,161		2,781,566
NatWest Group PLC 3.032 11/28/2035	3.03%	11/28/2035	299,405		276,115
British American Tobacco PLC 2.726 03/25/2031	2.73%	3/25/2031	1,297,421		1,205,629
British American Tobacco PLC 2.259 03/25/2028	2.26%	3/25/2028	224,554		217,434
Barclays PLC 3.564 09/23/2035	3.56%	9/23/2035	224,554		214,069
State Street Corp. 3.152 03/30/2031	3.15%	3/30/2031	1,771,479		1,720,562
Fannie Mae 2.50 09/01/2040	2.50%	9/1/2040	6,327,104		5,733,770
Freddie Mac Pool 2.50 10/01/2040	2.50%	10/1/2040	670,322		607,522
AbbVie, Inc. 3.20 11/21/2029	3.20%	11/21/2029	823,364		801,409
Mexico Government International 2.659 05/24/2031	2.66%	5/24/2031	1,022,967		913,236
The Williams Co., Inc. 3.25 05/15/2030	3.25%	5/15/2030	948,116		912,270
Freddie Mac Pool 2.50 10/01/2040	2.50%	10/1/2040	1,897,153		1,715,280
Freddie Mac Pool 2.50 11/01/2050	2.50%	11/1/2050	1,299,632		1,124,020
Freddie Mac Pool 2.50 08/01/2040	2.50%	8/1/2040	2,227,657		2,023,144
Fannie Mae 2.50 01/01/2041	2.50%	1/1/2041	1,311,520		1,182,641
T-Mobile U.S., Inc. 2.55 02/15/2031	2.55%	2/15/2031	1,297,421		1,197,801
NextEra Energy, Inc. 1.90 06/15/2028	1.90%	6/15/2028	1,297,421		1,237,435
Prosus NV 3.061 07/13/2031	3.06%	7/13/2031	274,455		253,562
Freddie Mac Pool 2.50 07/01/2041	2.50%	7/1/2041	2,498,269		2,259,892
Fannie Mae 2.50 12/01/2051	2.50%	12/1/2051	2,690,402		2,313,109
The Goldman Sachs Group, Inc. 3.615 03/15/2028	3.62%	3/15/2028	1,472,074		1,479,570
Charter Communications, Inc. 4.40 04/01/2033	4.40%	4/1/2033	274,455		261,574
British American Tobacco PLC 4.742 03/16/2032	4.74%	3/16/2032	698,611		714,650
Verizon Communications, Inc. 2.355 03/15/2032	2.36%	3/15/2032	1,073,866		953,790
Capital One Financial Corp. 5.268 05/10/2033	5.27%	5/10/2033	274,455		283,539
HSBC Holdings PLC 4.755 06/09/2028	4.76%	6/9/2028	499,008		504,826
Fannie Mae 3.50 04/01/2052	3.50%	4/1/2052	869,687		811,138
Fannie Mae 3.50 07/01/2052	3.50%	7/1/2052	2,961,927		2,770,754
Kinder Morgan, Inc. 4.80 02/01/2033	4.80%	2/1/2033	623,760		637,664
Fannie Mae 2.537 06/01/2052	2.54%	6/1/2052	2,049,515		1,909,542
Freddie Mac 4.207 09/01/2052	4.21%	9/1/2052	7,176,119		7,170,994
Freddie Mac 3.339 07/01/2052	3.34%	7/1/2052	3,778,432		3,697,280
T-Mobile U.S., Inc. 5.20 01/15/2033	5.20%	1/15/2033	823,364		869,574
The Southern Co. 5.70 10/15/2032	5.70%	10/15/2032	1,172,669		1,255,241
Boston Properties, Inc. 6.75 12/01/2027	6.75%	12/1/2027	1,147,719		1,206,935
Bank of America Corp. 6.204 11/10/2028	6.20%	11/10/2028	998,016		1,045,822
Ford Credit Auto Owner Trust 5.27 05/17/2027	5.27%	5/17/2027	173,991		174,906
Exelon Corp. 3.35 03/15/2032	3.35%	3/15/2032	1,097,818		1,037,903
Freddie Mac Pool 3.50 08/01/2052	3.50%	8/1/2052	371,120		346,135
Freddie Mac 4.641 01/01/2053	4.64%	1/1/2053	759,684		770,356
UBS Group AG 5.711 01/12/2027	5.71%	1/12/2027	324,355		333,175
Freddie Mac 3.949 01/01/2053	3.95%	1/1/2053	2,154,721		2,134,791

	Interest	Maturity	Number of	Cost	Current
Identity of issuer	rate	date	shares/units	value**	value
Fannie Mae 3.50 05/01/2052	3.50%	5/1/2052	2,169,470		2,016,921
Capital One Financial Corp. 5.817 02/01/2034	5.82%	2/1/2034	224,554		240,467
Fannie Mae 3.50 04/01/2052	3.50%	4/1/2052	1,116,834		1,041,646
Texas Natural Gas Securitization Finance Corp. 5.102 04/01/2035	5.10%	4/1/2035	1,337,035		1,389,586
Freddie Mac Pool 3.50 06/01/2052	3.50%	6/1/2052	1,397,741		1,299,456
Ford Motor Credit Co. LLC 6.80 05/12/2028	6.80%	5/12/2028	249,504		262,661
The Charles Schwab Corp. 5.643 05/19/2029	5.64%	5/19/2029	723,562		755,890
The Charles Schwab Corp. 5.853 05/19/2034	5.85%	5/19/2034	349,306		376,560
Capital One Financial Corp. 6.377 06/08/2034	6.38%	6/8/2034	274,455		297,784
Capital One Financial Corp. 6.312 06/08/2029	6.31%	6/8/2029	349,306		367,988
Fannie Mae 3.00 11/01/2040	3.00%	11/25/2040	951,113		899,069
Freddie Mac 4.573 08/01/2053	4.57%	8/1/2053	1,971,631		1,972,824
Ford Motor Credit Co. LLC 6.798 11/07/2028	6.80%	11/7/2028	573,859		607,899
The Charles Schwab Corp. 6.196 11/17/2029	6.20%	11/17/2029	274,455		292,353
U.S. Treasury Note/Bond 4.375 11/30/2028	4.38%	11/30/2028	582,842		598,314
Honda Auto Receivables Owner Trust 5.67 06/21/2028	5.67%	6/21/2028	1,129,536		1,143,642
Fannie Mae 3.50 11/01/2051	3.50%	11/1/2051	1,141,262		1,061,012
U.S. Treasury Note/Bond 4.25 01/31/2026	4.25%	1/31/2026	4,109,831		4,184,570
Freddie Mac Pool 3.50 05/01/2052	3.50%	5/1/2052	454,269		422,327
Fannie Mae 4.00 08/01/2052	4.00%	8/1/2052	785,641		748,668
Freddie Mac Pool 4.00 06/01/2052	4.00%	6/1/2052	243,127		232,840
Freddie Mac Pool 4.00 12/01/2052	4.00%	12/1/2052	1,752,847		1,677,095
U.S. Treasury Note/Bond 4.875 05/31/2026	4.88%	5/31/2026	7,984,131		8,059,787
Ford Credit Auto Owner Trust 5.10 04/15/2029	5.10%	4/15/2029	759,490		770,981
U.S. Treasury Note/Bond 3.75 08/31/2026	3.75%	8/31/2026	7,846,405		7,954,855
Ford Credit Auto Owner Trust 4.11 07/15/2030	4.11%	7/15/2030	3,126,785		3,149,916
Hyundai Auto Receivables Trust 4.44 01/15/2031	4.44%	1/15/2031	1,184,645		1,201,947
Honda Auto Receivables Owner Trust 4.33 05/15/2029	4.33%	5/15/2029	600,806		605,286
Ford Credit Auto Owner Trust 4.66 09/15/2030	4.66%	9/15/2030	359,286		366,932
Volkswagen Auto Loan Enhanced Trust 4.67 06/20/2031	4.67%	6/20/2031	940,131		959,375
Volkswagen Auto Loan Enhanced Trust 4.63 07/20/2029	4.63%	7/20/2029	1,064,883		1,079,587
U.S. Treasury Note/Bond 4.125 11/30/2031	4.13%	11/30/2031	1,160,693		1,182,359
Fannie Mae 4.50 09/01/2052	4.50%	9/1/2052	562,153		553,138
Freddie Mac Pool 4.50 10/01/2052	4.50%	10/1/2052	2,991,125		2,942,848
Fannie Mae 4.50 07/01/2053	4.50%	7/1/2053	254,451		250,081
Fannie Mae 4.50 12/01/2052	4.50%	12/1/2052	888,620		874,188
Toyota Auto Receivables Owner Trust 4.64 08/15/2029	4.64%	8/15/2029	2,554,922		2,587,539
U.S. Treasury Note/Bond 4.375 01/31/2032	4.38%	1/31/2032	3,347,347		3,501,721
Freddie Mac Pool 4.50 03/01/2053	4.50%	3/1/2053	737,089		724,049
Honda Auto Receivables Owner Trust 4.57 09/21/2029	4.57%	9/21/2029	456,093		461,729
Honda Auto Receivables Owner Trust 4.64 05/21/2031	4.64%	5/21/2031	1,178,657		1,200,396
U.S. Treasury Note/Bond 4.125 02/29/2032	4.13%	2/29/2032	575,855		592,046

		Interest	Maturity	Number of	Cost	Current
	Identity of issuer	rate	date	shares/units	value**	value
	Mars, Inc. 4.60 03/01/2028	4.60%	3/1/2028	224,554		231,073
	Mars, Inc. 4.80 03/01/2030	4.80%	3/1/2030	374,256		388,464
	Fannie Mae 3.50 10/01/2051	3.50%	10/1/2051	1,013,623		961,474
	U.S. Treasury Note/Bond 4.125 05/31/2032	4.13%	5/31/2032	1,238,538		1,259,279
	Imperial Brands PLC 4.50 06/30/2028	4.50%	6/30/2028	523,959		528,243
	Chase Issuance Trust 4.16 07/15/2030	4.16%	7/15/2030	638,730		646,119
	Freddie Mac 5.056 09/01/2053	5.06%	9/1/2053	570,720		579,870
	Altria Group, Inc. 4.50 08/06/2030	4.50%	8/6/2030	424,157		435,225
	Bayerische Motoren Werke AG 4.50 08/11/2030	4.50%	8/11/2030	873,264		892,921
	U.S. Treasury Note/Bond 3.875 08/31/2032	3.88%	8/31/2032	700,607		707,996
	U.S. Treasury Note/Bond 3.375 09/15/2028	3.38%	9/15/2028	2,834,367		2,851,281
	U.S. Treasury Note/Bond 3.75 10/31/2032	3.75%	10/31/2032	2,151,723		2,141,672
	Meta Platforms, Inc. 4.20 11/15/2030	4.20%	11/15/2030	424,157		427,919
	Total Reinsurance Group of America Contract No. RGA00084					$167,640,942

	Voya Retirement Ins & Annuity Co 60266
	1-3 Year Credit Bond Index Fund			257,351		$3,832,415
	Asset-Backed Securities Index Fund			721,619		30,618,318
	Commercial Mortgage-Backed Securities Index Fund			338,887		11,958,835
	GOV1-3A (#101089)			193,841		26,804,988
	Intermediate Government Bond Index Fund			355,884		17,699,399
	Intermediate Term Credit Bond Index Fund			892,442		62,171,448
	Mortgage-Backed Securities (MBS) Index Fund			663,920		38,214,973
	Total Voya Retirement Ins & Annuity Co 60266					$191,300,376
	Total Synthetic guaranteed investment contracts					$783,920,038
	Total investments					$26,140,071,239

*	Participant loans	4.25% to 10.25%			$0	$230,107,379

	Other investment liabilities
	Payable in Brazil Real					$(1,411)
	Payable in Canadian Dollar					(3,956)
	Payable in Czech Koruna					(1,748)
	Payable in Euro					(97,196)
	Payable in Japanese Yen					(24,951)
	Payable in Pound Sterling					(23,520)
	Payable in Swedish Krona					(49,376)
	Payable in U.S. Dollar					(209,422)
	Total Other investment liabilities					$(411,580)
	Totals					$26,369,767,038